UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                     ---------------------------

Date of fiscal year end:   12/31
                           -----------------------------------------------------

Date of reporting period:  06/30/07
                           -----------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007
                                                                     (UNAUDITED)

Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Mid Cap Growth Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund
Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhance ETF Fund
Touchstone Moderate ETF Fund
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                        June 30, 2007

The illustrations below provide each Fund's sector allocations. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                            TOUCHSTONE BALANCED FUND
                            ------------------------
EQUITY SECTOR ALLOCATION                                    (% OF EQUITY ASSETS)
Financial Services                                                         16.1
Technology                                                                 10.3
Producer Durables                                                           9.4
Consumer Discretionary                                                      9.3
Energy                                                                      7.8
Health Care                                                                 7.6
Utilities                                                                   5.2
Autos And Transportation                                                    1.6
Materials And Processing                                                    1.1
Consumer Staples                                                            0.7
Other                                                                      30.4
Investment Funds                                                            2.6
Other Assets/Liabilities (Net)                                             (2.1)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

FIXED INCOME                                                         (% OF FIXED
SECTOR ALLOCATION                                                 INCOME ASSETS)
U.S. Treasury                                                              24.7
U.S. Agency                                                                47.9
AAA/Aaa                                                                     3.3
A/A                                                                        10.7
BBB/Baa                                                                    13.4
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

ASSET ALLOCATION                                              (% OF NET ASSETS)
Equities                                                                   69.1
Fixed Income                                                               30.4
Investment Funds                                                            2.6
Other Assets/Liabilities                                                   (2.1)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                   ------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         26.1
Producer Durables                                                          16.6
Health Care                                                                16.1
Consumer Discretionary                                                     14.4
Technology                                                                 14.2
Utilities                                                                   3.7
Consumer Staples                                                            3.3
Autos and Transportation                                                    1.9
Investment Fund                                                             3.7
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE GROWTH & INCOME FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         36.4
Health Care                                                                13.0
Utilities                                                                  10.7
Energy                                                                     10.1
Producer Durables                                                           6.5
Consumer Discretionary                                                      6.3
Technology                                                                  6.1
Consumer Staples                                                            4.9
Materials and Processing                                                    2.7
Other                                                                       1.8
Investment Funds                                                            4.6
Other Assets/Liabilities (Net)                                             (3.1)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE BARON SMALL CAP FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     44.6
Financial Services                                                         19.7
Health Care                                                                12.6
Energy                                                                      5.4
Consumer Staples                                                            3.5
Materials and Processing                                                    2.6
Utilities                                                                   2.4
Producer Durables                                                           2.1
Autos and Transportation                                                    1.6
Other                                                                       1.1
Investment Funds                                                           21.6
Other Assets/Liabilities (Net)                                            (17.2)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              24.2
U.S. Agency                                                                31.2
AAA/Aaa                                                                    24.2
AA/Aa                                                                       1.6
A/A                                                                         8.2
BBB/Baa                                                                     8.9
Other                                                                       1.7
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                      ------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Producer Durables                                                          19.7
Financial Services                                                         17.9
Consumer Staples                                                           16.1
Health Care                                                                13.7
Technology                                                                  9.3
Consumer Discretionary                                                      7.9
Materials and Processing                                                    4.2
Energy                                                                      3.9
Utilities                                                                   3.8
Autos and Transportation                                                    1.7
Investment Fund                                                             1.8
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
BBB/Baa                                                                     1.0
BB                                                                         36.9
B                                                                          57.4
CCC                                                                         4.7
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

2


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Schedules of Investments continued

--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     17.6
Producer Durables                                                          17.6
Technology                                                                 16.9
Health Care                                                                15.9
Financial Services                                                         11.1
Energy                                                                     10.1
Consumer Staples                                                            1.9
Autos and Transportation                                                    1.7
Other                                                                       1.3
Materials and Processing                                                    1.2
Utilities                                                                   0.8
Investment Funds                                                           10.1
Other Assets/Liabilities (Net)                                             (6.2)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         26.0
Materials and Processing                                                   13.5
Energy                                                                     12.7
Technology                                                                  8.3
Autos and Transportation                                                    6.7
Consumer Discretionary                                                      4.5
Producer Durables                                                           4.5
Other                                                                       2.2
Health Care                                                                 2.0
Investment Funds                                                           28.6
Other Assets/Liabilities (Net)                                             (9.0)
                                                                       --------
TOTAL                                                                    100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 95.6
FW1(NR)                                                                     4.4
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 69.0
Bank CD/TD                                                                  3.2
Corporate Notes/Commercial Paper                                           17.7
Taxable Municipal Bonds                                                     9.0
U.S. Government Agencies                                                    0.5
Other Assets/Liabilities (Net)                                              0.6
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE VALUE PLUS FUND
                           --------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         25.9
Energy                                                                     13.8
Health Care                                                                13.6
Utilities                                                                   9.8
Consumer Staples                                                            8.2
Consumer Discretionary                                                      6.5
Producer Durables                                                           6.3
Autos and Transportation                                                    5.6
Materials and Processing                                                    5.5
Technology                                                                  3.8
Investment Funds                                                            5.0
Other Assets/Liabilities (Net)                                             (4.0)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.3
Investment Fund                                                             0.8
Other Assets/Liabilities (Net)                                              0.9
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.8
Investment Fund                                                             0.9
Other Assets/Liabilities (Net)                                              0.3
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.7
Investment Fund                                                             0.8
Other Assets/Liabilities (Net)                                              0.5
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.8
Investment Fund                                                             1.6
Other Assets/Liabilities (Net)                                             (0.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

4


------------------------
TOUCHSTONE BALANCED FUND
------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 66.8%
   AUTOS AND TRANSPORTATION -- 1.6%
       4,000   Oshkosh Truck Corp.                               $      251,680
       9,000   UTI Worldwide, Inc.                                      241,110
--------------------------------------------------------------------------------
                                                                        492,790
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.3%
       7,000   Cheesecake Factory, Inc.*                                171,640
       8,600   Chico's FAS, Inc.*                                       209,324
       5,800   ChoicePoint, Inc.*                                       246,210
       4,800   Lamar Advertising Co.                                    301,248
       8,600   Monster Worldwide, Inc.*                                 353,460
       8,900   Omnicom Group, Inc.                                      470,988
      22,100   TJX Co., Inc.                                            607,750
       6,050   WPP Group plc - ADR                                      452,238
--------------------------------------------------------------------------------
                                                                      2,812,858
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.7%
       6,600   Smithfield Foods, Inc.*                                  203,214
--------------------------------------------------------------------------------
   ENERGY -- 7.8%
       8,500   ConocoPhillips                                           667,250
       7,500   FMC Technologies, Inc.*                                  594,150
       2,100   Grant Prideco, Inc.*                                     113,043
       6,700   Hess Corp.                                               395,032
       2,800   National-Oilwell Varco, Inc.*                            291,872
       7,100   Range Resources Corp.+                                   265,611
--------------------------------------------------------------------------------
                                                                      2,326,958
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 16.1%
       3,600   AMB Property Corp.                                       191,592
      11,600   Bank of New York Co., Inc.                               480,704
       4,900   CBL & Associates Properties, Inc.                        176,645
      15,900   Citigroup, Inc.                                          815,511
       5,000   Everest Re Group, Ltd.                                   543,200
       4,650   Hartford Financial Services Group, Inc.                  458,072
      18,300   JPMorgan Chase & Co.                                     886,634
       2,250   Merrill Lynch & Co., Inc.                                188,055
       7,700   OneBeacon Insurance Group, Ltd.                          195,041
       3,000   Prosperity Bancshares, Inc.                               98,280
       5,300   RenaissanceRe Holdings, Ltd.                             328,547
       6,400   Zions Bancorp                                            492,224
--------------------------------------------------------------------------------
                                                                      4,854,505
--------------------------------------------------------------------------------
   HEALTH CARE -- 5.3%
       4,200   Abbott Laboratories                                      224,910
       3,500   Beckman Coulter, Inc.                                    226,380
       8,400   Biogen Idec, Inc.*+                                      449,400
       7,400   Health Net, Inc.*                                        390,720
       3,700   WellPoint, Inc.*                                         295,371
--------------------------------------------------------------------------------
                                                                      1,586,781
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 1.1%
       5,100   Cytec Industries, Inc.                                   325,227
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 9.4%
       5,100   3M Co.                                                   442,629
       4,700   Boeing Co.                                               451,952
      12,400   Centex Corp.                                             497,240
       9,900   General Electric, Inc.                                   378,972
       5,000   Goodrich Corp.                                           297,800
       6,400   Joy Global, Inc.                                         373,312
       6,600   KLA-Tencor Corp.                                         362,670
--------------------------------------------------------------------------------
                                                                      2,804,575
--------------------------------------------------------------------------------
   TECHNOLOGY -- 10.3%
       8,400   Amphenol Corp. - Class A                                 299,460
       5,700   CACI International, Inc. - Class A*                      278,445
       4,300   DRS Technologies, Inc.                                   246,261
      29,000   EMC Corp.*                                               524,900
      25,000   Jabil Circuit, Inc.                                      551,750
       7,000   L-3 Communications Holdings, Inc.                        681,729
      19,309   Taiwan Semiconductor
               Manufacturing Co. - ADR                                  214,910
       7,900   Zebra Technologies, Inc. - Class A*                      306,046
--------------------------------------------------------------------------------
                                                                      3,103,501
--------------------------------------------------------------------------------
   UTILITIES -- 5.2%
       4,100   Constellation Energy Group                               357,397
       4,900   Mirant Corp.*                                            208,985
       4,300   SCANA Corp.                                              164,647
       5,800   Southern Co.                                             198,882
      18,600   Sprint Nextel Corp.                                      385,206
      15,500   Windstream Corp.                                         228,780
--------------------------------------------------------------------------------
                                                                      1,543,897
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   20,054,306
--------------------------------------------------------------------------------
FOREIGN STOCK -- 2.3%
   HEALTH CARE -- 2.3%
       3,800   Roche Holding AG                                  $      676,316
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.6%
     721,571   BBH Securities Lending Fund **                           721,571
      46,582   Touchstone Institutional
               Money Market Fund ^                                       46,582
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      768,153
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

ASSET-BACKED SECURITIES -- 0.3%
   FINANCIAL SERVICES -- 0.3%
$    100,000   Greenwich Capital
               Commercial
               Funding Corp.                  5.44     3/10/39   $       96,812
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.2%
   BEVERAGES, FOOD & TOBACCO -- 0.4%
     120,000   Altria Group, Inc.             7.00     11/4/13          127,278
--------------------------------------------------------------------------------
   BUSINESS EQUIPMENT & SERVICES -- 0.1%
      40,000   Xerox Corp.                    6.40     3/15/16           40,247
--------------------------------------------------------------------------------
   CHEMICALS -- 1.0%
     325,000   E.I. du Pont de
               Nemours & Co.                  4.13     4/30/10          314,114
--------------------------------------------------------------------------------
   COMPUTERS -- 0.3%
      80,000   Hewlett-Packard Co.            5.25      3/1/12           79,117
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 0.5%
      65,000   Georgia Power Co.              5.70      6/1/17           64,151
      70,000   Public Service
               Colorado                       7.88     10/1/12           76,803
--------------------------------------------------------------------------------
                                                                        140,954
--------------------------------------------------------------------------------
   FARM MACHINERY & EQUIPMENT -- 0.5%
     100,000   Caterpillar, Inc.              6.05     8/15/36           98,378
      50,000   Deere & Co.                    6.95     4/25/14           53,598
--------------------------------------------------------------------------------
                                                                        151,976
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.7%
      50,000   International Lease
               Finance Corp.                  5.30      5/1/12           49,342
          80   Nykredit                       6.00     10/1/26               15
      80,000   Residential
               Capital LLC                    6.50     4/17/13           77,326
      80,000   Sprint Capital Corp.           6.13    11/15/08           80,453
--------------------------------------------------------------------------------
                                                                        207,136
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.6%
      85,000   News America, Inc.             6.40    12/15/35           80,947
     100,000   Time Warner, Inc.              6.50    11/15/36           94,946
--------------------------------------------------------------------------------
                                                                        175,893
--------------------------------------------------------------------------------
   OIL & GAS -- 2.1%
      85,000   Anadarko
               Petroleum Corp.                5.95     9/15/16           82,996
     500,000   Pemex Project
               Funding Master Trust           9.13    10/13/10          549,999
--------------------------------------------------------------------------------
                                                                        632,995
--------------------------------------------------------------------------------
   RETAIL -- 0.2%
      45,000   Federated
               Department Stores              6.30      4/1/09           45,433
--------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING -- 0.3%
      80,000   Oracle Corp.                   5.00     1/15/11           78,848
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.5%
      65,000   New Cingular
               Wireless Sv                    8.13      5/1/12           71,470
      70,000   Verizon
               Communications                 7.75     12/1/30           78,412
--------------------------------------------------------------------------------
                                                                        149,882
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $    2,143,873
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
      25,000   Oklahoma
               City Airport                   9.40     11/1/10   $       25,553
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
   GREAT BRITAIN -- 0.8%
     105,000   United Kingdom
               Treasury                       8.00     12/7/15   $      245,143
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.6%
     660,000   Fannie Mae                     5.00     9/15/08          657,877
     186,000   Fannie Mae                     4.75     3/12/10          183,906
      53,993   Fannie Mae                     6.00      1/1/14           54,480
     579,000   Fannie Mae                     5.00     5/11/17          558,178
     320,373   Fannie Mae                     5.50     11/1/33          310,407
     176,025   Fannie Mae                     5.67      2/1/37          176,069
   1,000,000   Fannie Mae                     6.00      6/1/37          989,291
     190,000   Federal Home
               Loan Mortgage
               Corporation                    4.88      2/9/10          188,505
      94,451   Ginnie Mae                     6.00    12/15/32           94,245
     274,799   Ginnie Mae                     5.50     7/15/33          267,282
     274,979   Ginnie Mae                     6.00    11/15/33          273,572
     206,852   Ginnie Mae                     6.00    12/15/33          206,284
     409,128   Ginnie Mae                     6.00    12/15/33          408,004
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS                                             $    4,368,100
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.4%
   1,000,000   U.S. Treasury Note             4.50     4/30/12          981,407
     790,000   U.S. Treasury Note             4.88     6/30/12          787,840
     395,000   U.S. Treasury Note             4.50     5/15/17          378,706
      90,000   U.S.Treasury Bond              4.50     2/15/36           81,493
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    2,229,446
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.1%
(COST $27,919,852)                                               $   30,607,702
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%)                        (631,151)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   29,976,551
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $707,861.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

6


-------------------------------
TOUCHSTONE BARON SMALL CAP FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 95.6%
   AUTOS AND TRANSPORTATION -- 1.6%
      15,750   Genesee & Wyoming, Inc.*                          $      469,980
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 44.6%
       8,000   Cabela's, Inc. - Class A*                                177,040
      13,500   California Pizza Kitchen, Inc.*+                         289,980
      30,000   CarMax, Inc.*                                            765,000
      18,000   Carter's, Inc.*                                          466,920
      13,750   Cheesecake Factory, Inc. (The)*                          337,150
       7,000   Chemed Corp.                                             464,030
      10,000   Choice Hotels International, Inc.                        395,200
      12,000   ChoicePoint, Inc.*                                       509,400
      15,000   Copart, Inc.*                                            458,850
       6,500   CoStar Group, Inc.*                                      343,720
      30,000   DeVry, Inc.                                            1,020,600
      15,000   Dick's Sporting Goods, Inc.*                             872,550
      16,500   DSW, Inc. - Class A*+                                    574,530
      10,000   Isle of Capri Casinos, Inc.*+                            239,600
      11,250   J. Crew Group, Inc.*                                     608,513
       6,000   LKQ Corp.*                                               147,960
       6,900   P.F. Chang's China Bistro, Inc.*+                        242,880
       5,000   Panera Bread Co.*                                        230,300
       4,500   Pinnacle Entertainment, Inc.*                            126,675
       8,000   Polo Ralph Lauren Corp. - Class A                        784,880
      30,000   Select Comfort Corp.*+                                   486,600
       4,000   Strayer Education, Inc.                                  526,840
       5,500   Tractor Supply Co.*+                                     286,275
       7,500   Under Armour, Inc. - Class A*+                           342,375
      20,000   United Auto Group, Inc.                                  425,800
      10,000   Vail Resorts, Inc.*                                      608,700
      13,700   Wynn Resorts, Ltd.*+                                   1,228,753
--------------------------------------------------------------------------------
                                                                     12,961,121
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.5%
       7,000   Church & Dwight Co., Inc.                                339,220
      10,000   Peet's Coffee & Tea, Inc.*                               246,300
       8,000   Ralcorp Holdings*                                        427,600
--------------------------------------------------------------------------------
                                                                      1,013,120
--------------------------------------------------------------------------------
   ENERGY -- 5.4%
      13,000   Encore Acquisition Co.*                                  361,400
       9,500   FMC Technologies, Inc.*                                  752,590
       5,000   SEACOR Holdings, Inc.*                                   466,800
--------------------------------------------------------------------------------
                                                                      1,580,790
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 19.7%
       1,500   Alexander's, Inc.*                                       606,375
      12,000   Arch Capital Group Ltd.*                                 870,480
      22,000   CB Richard Ellis Group, Inc.*                            803,000
      12,500   Center Financial Corp.                                   211,500
       8,000   Central Pacific Financial Corp.                          264,080
       6,000   CheckFree Corp.*                                         241,200
      15,000   Cohen & Steers, Inc.                                     651,750
       1,000   Evercore Partners, Inc. - Class A                         29,770
       4,000   FCStone Group, Inc.*+                                    229,240
       5,000   International Securities Exchange, Inc.                  326,750
      24,000   Jefferies Group, Inc.                                    647,520
       5,000   National Financial Partners Corp.                        231,550
       7,000   SVB Financial Group*                                     371,770
      13,500   UCBH Holdings, Inc.                                      246,645
--------------------------------------------------------------------------------
                                                                      5,731,630
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.6%
      16,000   AMERIGROUP Corp.*                                        380,800
      11,000   Centene Corp.*                                           235,620
       5,000   Charles River Laboratories
               International, Inc.*                                     258,100
       6,000   Community Health Systems, Inc.*                          242,700
      25,000   DepoMed, Inc.*+                                          119,250
      11,000   Edwards Lifesciences Corp.*                              542,740
      12,000   Manor Care, Inc.                                         783,480
      12,000   Odyssey Healthcare, Inc.*                                142,320
       8,000   PRA International*                                       202,400
      11,000   PSS World Medical, Inc.*                                 200,420
       6,000   WellCare Health Plans, Inc.*+                            543,060
--------------------------------------------------------------------------------
                                                                      3,650,890
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.6%
       3,300   Brookfield Homes Corp.+                                   95,997
       5,500   Eagle Materials, Inc.                                    269,775
      15,000   Senomyx, Inc.*+                                          202,500
      15,000   Symyx Technologies, Inc.*                                172,650
--------------------------------------------------------------------------------
                                                                        740,922
--------------------------------------------------------------------------------
   OTHER -- 1.1%
       7,400   Macquarie Infrastructure Co.                             306,952
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 2.1%
       4,000   Hovnanian Enterprises, Inc. - Class A*+                   66,120
      16,000   SBA Communications Corp.*                                537,440
--------------------------------------------------------------------------------
                                                                        603,560
--------------------------------------------------------------------------------
   UTILITIES -- 2.4%
      10,000   ITC Holdings Corp.                                       406,300
       8,820   Southern Union Co.                                       287,443
--------------------------------------------------------------------------------
                                                                        693,743
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   27,752,708
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 21.6%
   4,787,617   BBH Securities Lending Fund **                         4,787,617
   1,480,211   Touchstone Institutional
               Money Market Fund^                                     1,480,212
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    6,267,829
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.2%
(COST $23,182,350)                                               $   34,020,537
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.2%)                     (4,988,471)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   29,032,066
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $4,645,580.
**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 17.9%
   BANKING -- 1.7%
$    135,000   BB&T Capital Trust I           5.85     8/18/35   $      123,674
     150,000   Capital One Bank               4.25     12/1/08          147,625
     260,000   USB Capital IX                 6.19     4/15/49          261,920
     100,000   Wachovia Capital
               Trust III                      5.80     3/15/42           99,564
--------------------------------------------------------------------------------
                                                                        632,783
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.5%
     175,000   Mohawk Industries, Inc.        5.75     1/15/11          174,865
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 3.7%
     140,000   Con Edison
               Co. of NY                      5.30      3/1/35          123,203
     145,000   Duke Capital                   8.00     10/1/19          160,929
     145,000   FPL Group
               Capital, Inc.                  6.35     10/1/66          141,187
     210,000   Midamerican
               Energy Holdings                6.13      4/1/36          202,882
     150,000   Natl Grid PLC                  6.30      8/1/16          152,737
     145,000   Pacific Gas & Electric         5.80      3/1/37          135,252
     285,000   PSI Energy, Inc.               7.85    10/15/07          286,606
     175,000   Southern Power Co.             4.88     7/15/15          162,546
--------------------------------------------------------------------------------
                                                                      1,365,342
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.3%
     220,000   Citigroup, Inc.                5.60     4/27/11          218,254
     295,000   Countrywide
               Home Loan                      4.13     9/15/09          286,128
     165,000   John Deere
               Capital Corp.                  7.00     3/15/12          174,453
     215,000   Lehman Brothers
               Holdings                       5.50      4/4/16          208,744
     125,000   Morgan Stanley                 5.63      1/9/12          124,730
     220,000   XSTRATA Finance
               Canada, 144A                   5.50    11/16/11          217,638
--------------------------------------------------------------------------------
                                                                      1,229,947
--------------------------------------------------------------------------------
   FOOD -- 1.2%
     280,000   Kellogg Co.                    6.60      4/1/11          289,483
     175,000   Miller Brewing
               Co., 144A                      4.25     8/15/08          172,357
--------------------------------------------------------------------------------
                                                                        461,840
--------------------------------------------------------------------------------
   INSURANCE -- 0.3%
     115,000   Allstate Corp.                 6.13     5/15/37          110,793
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.6%
     212,000   British Sky
               Broadcasting                   6.88     2/23/09          216,343
--------------------------------------------------------------------------------
   OIL & GAS -- 1.8%
     140,000   Canadian Natural
               Resources, Ltd.                6.25     3/15/38          132,466
     120,000   Encana Corp.                   6.50     8/15/34          120,707
      65,000   Plains All Amer
               Pipeline, 144A                 6.65     1/15/37           64,087
     110,000   R.R. Donnelley
               & Sons Co.                     5.63     1/15/12          108,554
     250,000   Ras Laffan
               Lng II, 144A                   5.30     9/30/20          233,602
--------------------------------------------------------------------------------
                                                                        659,416
--------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 0.4%
     150,000   Burlington North               6.20     8/15/36          144,518
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 0.9%
     155,000   Avalonbay
               Communities                    5.75     9/15/16          152,782
     175,000   WEA Finance, 144A              5.70     10/1/16          171,967
--------------------------------------------------------------------------------
                                                                        324,749
--------------------------------------------------------------------------------
   RETAIL -- 0.7%
     140,000   Federated Retail
               Holding                        5.35     3/15/12          137,542
     120,000   May Department
               Stores                         5.95     11/1/08          120,141
--------------------------------------------------------------------------------
                                                                        257,683
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.8%
     175,000   AT&T, Inc.                     6.80     5/15/36          181,247
     175,000   Deutsche Telekom
               Finance                        5.38     3/23/11          173,275
     130,000   Rogers Wireless, Inc.          7.50     3/15/15          139,257
     175,000   Verizon
               Communications                 6.25      4/1/37          168,740
--------------------------------------------------------------------------------
                                                                        662,519
--------------------------------------------------------------------------------
   TRANSPORTATION -- 1.0%
     380,000   Union Pacific Co.              6.63      2/1/08          382,437
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $    6,623,235
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 28.8%
      17,653   Federal Home
               Loan Mortgage
               Corporation                    7.00      5/1/30           18,415
     478,487   Federal Home
               Loan Mortgage
               Corporation                    5.50      5/1/33          463,700
     355,297   FFederal Home
               Loan Mortgage
               Corporation                    5.00      8/1/33          334,783
     441,086   Federal Home
               Loan Mortgage
               Corporation                    6.00      9/1/35          437,125
   1,135,000   Federal National
               Mortgage
               Association                    5.38     6/12/17        1,126,014
     265,896   Federal National
               Mortgage
               Association                    4.50      6/1/18          253,355
     750,000   Federal National
               Mortgage
               Association                    5.00      7/1/22          724,688
      49,763   Federal National
               Mortgage
               Association                    8.00      5/1/30           52,423
      46,464   Federal National
               Mortgage
               Association                    7.50      1/1/31           48,529
      37,941   Federal National
               Mortgage
               Association                    6.50      6/1/31           38,206
     186,644   Federal National
               Mortgage
               Association                    6.50      6/1/32          190,355

The accompanying notes are an integral part of the financial statements.

8


-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

   AGENCY MORTGAGE-BACKED SECURITIES -- 28.8% - continued
$    260,290   Federal National
               Mortgage
               Association                    6.50      9/1/32   $      264,900
      45,456   Federal National
               Mortgage
               Association                    6.50      9/1/32           46,262
     162,587   Federal National
               Mortgage
               Association                    6.50     12/1/32          165,466
     345,357   Federal National
               Mortgage
               Association                    4.50      8/1/33          315,051
     647,089   Federal National
               Mortgage
               Association                    5.50      8/1/33          626,960
     437,158   Federal National
               Mortgage
               Association                    5.50     10/1/33          423,559
     151,936   Federal National
               Mortgage
               Association                    5.00      4/1/34          142,962
     637,309   Federal National
               Mortgage
               Association                    5.00      4/1/34          599,665
     750,000   Federal National
               Mortgage
               Association                    5.50      7/1/34          723,281
     558,055   Federal National
               Mortgage
               Association                    6.00     10/1/35          550,070
     325,714   Federal National
               Mortgage
               Association                    6.50      2/1/36          328,882
     703,498   Federal National
               Mortgage
               Association                    5.51      4/1/36          696,947
   1,454,320   Federal National
               Mortgage
               Association                    6.00      7/1/36        1,438,747
     500,000   Federal National
               Mortgage
               Association                    6.00      7/1/36          494,531
      44,134   Government
               National Mortgage
               Association                    5.75     9/20/24           44,540
      66,425   Government
               National Mortgage
               Association                    4.00    10/17/29           62,025
       6,802   Government
               National Mortgage
               Association                    8.00     7/15/30            7,195
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                          $   10,618,636
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 24.9%
     575,000   Bear Stearns
               Commercial
               Mortgage, Series
               2005-PWR9,
               Class A4A                      4.87     9/11/42          540,826
     700,000   Countrywide
               Securities, Series
               2007-S1, Class A5              6.02    11/25/36          682,787
   1,000,000   Credit Suisse First
               Boston Mortgage
               Securities Corp.               5.00     7/25/35          979,611
     628,180   Credit Suisse
               First Boston
               Mortgage Securities
               Corp., Series 2005-9,
               Class 2A1                      5.50    10/25/35          600,207
     250,000   CW Capital
               Cobalt, Series
               2006-C1, Class A4              5.22     8/15/48          237,870
     472,017   Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS, Class A6             4.97     9/25/33          462,327
     854,778   First Horizon
               Mortgage Pass-Through
               Trust, Series 2004-3,
               Class 2A1                      4.50     6/25/19          808,032
     735,000   GE Capital
               Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                       3.92    11/10/38          710,619
     421,376   IMPAC Secured
               Assets Corp.,
               Series 2003-2,
               Class A1                       5.50     8/25/33          404,982
     700,000   Morgan Stanley
               Mortgage Loan
               Trust, Series
               2007-3XS,
               Class 2A4S                     5.96     1/25/47          691,423
     348,316   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                       5.50     6/25/35          335,316
     398,095   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                      6.00     4/25/36          397,409
     271,824   Residential
               Funding Mortgage
               Securities I,
               Series 2006-S2,
               Class A2                       5.75     2/25/36          270,389
     435,722   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                      5.50    10/25/35          417,408

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

MORTGAGE RELATED SECURITIES -- 24.9% - continued
$    434,813   Washington
               Mutual Alternative
               Loan Trust, Series
               2005-9, Class 2A4              5.50    11/25/35   $      433,054
     550,000   Wells Fargo
               Mortgage Backed
               Securities                     5.50     6/25/33          534,262
     725,984   Wells Fargo
               Mortgage Backed
               Securities                     4.94     2/25/34          701,999
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                $    9,208,521
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.1%
     775,000   Federal Home
               Loan Bank                      4.88     5/14/10   $      768,535
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.9%
     175,000   U.S. Treasury Bond             4.50     2/15/36          158,457
     564,806   U.S. Treasury
               Inflation Index Note           2.38     1/15/25          543,096
   1,155,000   U.S. Treasury Note             4.50     4/30/09        1,147,149
     335,000   U.S. Treasury Note             4.63     8/31/11          331,231
     895,000   U.S. Treasury Note             4.00     2/15/15          838,083
   1,575,000   U.S. Treasury Note             4.63     2/15/17        1,525,290
   1,120,000   U.S. Treasury Note             4.50     5/15/17        1,073,800
   1,450,000   U.S. Treasury Note             7.25     8/15/22        1,755,294
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                  $    7,372,400
--------------------------------------------------------------------------------

    Shares                                                            Value

PREFERRED STOCK -- 0.8%
   FINANCIAL SERVICES -- 0.8%
      12,500   Citigroup VIII                                    $      313,125
--------------------------------------------------------------------------------
INVESTMENT FUND -- 7.1%
   2,619,190   Touchstone Institutional
               Money Market Fund ^                               $    2,619,190
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $38,069,306)                                               $   37,523,642
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (548,630)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   36,975,012
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities were valued at $859,651 or 2.32% of net assets.

The accompanying notes are an integral part of the financial statements.

10


------------------------------------------
TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 96.3%
     AUTOS AND TRANSPORTATION -- 1.9%
      10,740   United Parcel Service, Inc. - Class B             $      784,020
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 14.4%
      10,735   Kimberly-Clark Corp.                                     718,064
      21,460   McDonald's Corp.                                       1,089,310
      25,310   Omnicom Group, Inc.                                    1,339,405
      18,380   Viacom, Inc. - Class B*                                  765,159
      11,710   Wal-Mart Stores, Inc.                                    563,368
      33,960   Waste Management, Inc.                                 1,326,138
--------------------------------------------------------------------------------
                                                                      5,801,444
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.3%
      25,635   The Coca-Cola Co.                                      1,340,967
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 26.1%
      13,000   American Express Co.                                     795,340
      19,075   American International Group, Inc.                     1,335,822
      32,585   Bank of America Corp.                                  1,593,081
      21,575   Capital One Financial Corp.                            1,692,343
      29,555   Citigroup, Inc.                                        1,515,876
      10,495   Countrywide Financial Corp.                              381,493
      17,890   Freddie Mac                                            1,085,923
      11,630   State Street Corp.                                       795,492
      24,630   Wachovia Corp.                                         1,262,288
--------------------------------------------------------------------------------
                                                                     10,457,658
--------------------------------------------------------------------------------
   HEALTH CARE -- 16.1%
      13,445   Amgen, Inc.*                                             743,374
      46,290   Boston Scientific Corp.*                                 710,089
      38,540   CVS Corp.                                              1,404,782
      18,290   Johnson & Johnson                                      1,127,030
      31,915   Pfizer, Inc.                                             816,067
      16,045   Wyeth                                                    920,020
       9,040   Zimmer Holdings, Inc.*                                   767,406
--------------------------------------------------------------------------------
                                                                      6,488,768
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 16.6%
      41,925   Applied Materials, Inc.                                  833,050
      54,880   General Electric Co.                                   2,100,806
      50,555   Nokia Corp. - ADR                                      1,421,101
      26,035   Tyco International Ltd.                                  879,723
      20,300   United Technologies Corp.                              1,439,879
--------------------------------------------------------------------------------
                                                                      6,674,559
--------------------------------------------------------------------------------
   TECHNOLOGY -- 14.2%
      45,805   EMC Corp.*                                               829,071
      59,190   Intel                                                  1,406,354
      55,075   Microsoft Corp.                                        1,623,060
      44,450   Motorola, Inc.                                           786,765
      55,055   Oracle Corp.*                                          1,085,134
--------------------------------------------------------------------------------
                                                                      5,730,384
--------------------------------------------------------------------------------
   UTILITIES -- 3.7%
      72,055   Sprint Nextel Corp.                                    1,492,259
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   38,770,059
--------------------------------------------------------------------------------
INVESTMENT FUND -- 3.7%
   1,499,713   Touchstone Institutional
               Money Market Fund ^                               $    1,499,713
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(COST $35,703,394)                                               $   40,269,772
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                50
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   40,269,822
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                            ------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 98.2%
     AUTOS AND TRANSPORTATION -- 1.7%
      11,920   General Motors Corp.                              $      450,576
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 7.9%
      11,920   Home Depot, Inc.                                         469,052
      11,920   McDonald's Corp.                                         605,059
      11,920   Wal-Mart Stores, Inc.                                    573,471
      11,920   Walt Disney Co. (The)                                    406,949
--------------------------------------------------------------------------------
                                                                      2,054,531
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 16.1%
      40,210   Altria Group                                           2,820,329
      11,920   Coca-Cola Co.                                            623,535
      11,920   Procter & Gamble Co.                                     729,385
--------------------------------------------------------------------------------
                                                                      4,173,249
--------------------------------------------------------------------------------
   ENERGY -- 3.9%
      11,920   Exxon Mobil Corp.                                        999,850
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 17.9%
      11,920   American Express Co.                                     729,266
      11,920   American International Group, Inc.                       834,758
      48,980   Citigroup, Inc.                                        2,512,183
      11,920   J.P. Morgan Chase & Co.                                  577,524
--------------------------------------------------------------------------------
                                                                      4,653,731
--------------------------------------------------------------------------------
   HEALTH CARE -- 13.7%
      11,920   Johnson & Johnson                                        734,510
      11,920   Merck & Co., Inc.                                        593,616
      87,410   Pfizer, Inc.                                           2,235,074
--------------------------------------------------------------------------------
                                                                      3,563,200
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 4.2%
      11,920   Alcoa, Inc.                                              483,118
      11,920   Du Pont (E.I.) De Nemours                                606,012
--------------------------------------------------------------------------------
                                                                      1,089,130
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 19.7%
      11,920   Boeing Co.                                             1,146,227
      11,920   Caterpiller, Inc.                                        933,336
      11,920   General Electric Co.                                     456,298
      11,920   Honeywell International                                  670,858
      11,920   Minnesota Mining & Manufacturing (3M)                  1,034,537
      11,920   United Technologies Corp.                                845,486
--------------------------------------------------------------------------------
                                                                      5,086,742
--------------------------------------------------------------------------------
   TECHNOLOGY -- 9.3%
      11,920   Hewlett-Packard Co.                                      531,870
      11,920   Intel Corp.                                              283,219
      11,920   International Business Machines Corp.                  1,254,581
      11,920   Microsoft Corp.                                          351,282
--------------------------------------------------------------------------------
                                                                      2,420,952
--------------------------------------------------------------------------------
   UTILITIES -- 3.8%
      11,920   AT&T, Inc.                                               494,680
      11,920   Verizon Communications, Inc.                             490,746
--------------------------------------------------------------------------------
                                                                        985,426
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   25,477,387
--------------------------------------------------------------------------------
   INVESTMENT FUND -- 1.8%
     473,111   Touchstone Institutional
               Money Market Fund^                                $      473,111
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(COST $21,923,699)                                               $   25,950,498
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                             9,883
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   25,960,381
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

12


-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 98.5%
     CONSUMER DISCRETIONARY -- 6.3%
       2,200   Abercrombie & Fitch Co.                           $      160,556
       8,200   Carnival Corp.                                           399,914
      10,630   Idearc, Inc.                                             375,558
       5,200   Limited Brands, Inc.                                     142,740
       8,000   Lowe's Companies, Inc.                                   245,520
       7,400   Macy's, Inc.                                             294,372
       7,100   Regal Entertainment Group+                               155,703
--------------------------------------------------------------------------------
                                                                      1,774,363
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.9%
       8,600   Altria Group, Inc.                                       603,204
       5,600   Diageo plc- ADR                                          466,536
       6,700   Unilever NV                                              207,834
       1,900   UST, Inc.                                                102,049
--------------------------------------------------------------------------------
                                                                      1,379,623
--------------------------------------------------------------------------------
   ENERGY -- 10.1%
       2,625   Chevron Texaco                                           221,130
       3,650   ConocoPhillips                                           286,525
      14,500   Exxon Mobil Corp.                                      1,216,260
       3,200   GlobalSantaFe Corp.                                      231,200
       5,600   Hess Corp.                                               330,176
       5,100   Marathon Oil Corp.                                       305,796
       3,000   Schlumberger Ltd.+                                       254,820
--------------------------------------------------------------------------------
                                                                      2,845,907
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 36.4%
       4,400   Allstate                                                 270,644
      13,800   American International Group                             966,414
       6,500   Ameriprise Financial, Inc.                               413,205
      23,279   Bank of America                                        1,138,110
       4,800   BB&T                                                     195,264
      11,925   Citigroup, Inc.                                          611,633
       9,700   E*TRADE Financial Corp.*                                 214,273
       1,530   Goldman Sachs Group                                      331,628
      12,100   Host Hotels & Resorts, Inc.                              279,752
      22,900   J.P. Morgan Chase & Co.                                1,109,505
       4,300   Lincoln National Corp.                                   305,085
      15,100   Loews Corp.                                              769,798
       5,600   Merrill Lynch & Co., Inc.                                468,048
       6,800   Morgan Stanley                                           570,384
      18,700   New York Community Bancorp, Inc.                         318,274
       7,900   PNC Financial Services Group                             565,482
       3,500   SunTrust Banks                                           300,090
      13,800   TD Ameritrade Holding Corp.*                             276,000
       3,400   U.S. Bancorp                                             112,030
       5,100   UnionBanCal Corp.                                        304,470
       4,350   Wachovia                                                 222,938
      10,000   Washington Mutual, Inc.                                  426,400
--------------------------------------------------------------------------------
                                                                     10,169,427
--------------------------------------------------------------------------------
   HEALTH CARE -- 13.0%
       7,250   Abbott Laboratories                                      388,238
       7,675   Baxter International, Inc.                               432,410
      13,000   CVS Caremark Corp.                                       473,850
      13,800   Merck & Co., Inc.                                        687,239
       4,800   Novartis AG                                              269,136
      14,800   Pfizer, Inc.                                             378,436
       7,900   UnitedHealth Group, Inc.                                 404,006
      10,850   Wyeth                                                    622,139
--------------------------------------------------------------------------------
                                                                      3,655,454
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.7%
      11,700   Alcoa, Inc.                                              474,201
      11,200   Packaging Corp of America                                283,472
--------------------------------------------------------------------------------
                                                                        757,673
--------------------------------------------------------------------------------
   OTHER -- 1.8%
       4,700   Textron, Inc.                                            517,517
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 6.5%
       6,400   Emerson Electric Co.                                     299,520
      14,900   General Electric Co.                                     570,372
       8,500   Honeywell International                                  478,380
      17,000   Nokia Oyj - ADR                                          477,870
--------------------------------------------------------------------------------
                                                                      1,826,142
--------------------------------------------------------------------------------
   TECHNOLOGY -- 6.1%
       8,500   Autodesk, Inc.*                                          400,180
       6,400   Harris Corp.                                             349,120
      15,500   Microsoft Corp.                                          456,785
      14,700   Symantec Corp.*                                          296,940
      19,000   Taiwan Semiconductor - ADR                               211,470
--------------------------------------------------------------------------------
                                                                      1,714,495
--------------------------------------------------------------------------------
   UTILITIES -- 10.7%
      33,500   AT&T, Inc.                                             1,390,250
      16,000   Citizens Communications Co.+                             244,320
      13,600   Duke Energy Corp.                                        248,880
       4,500   FPL Group, Inc.                                          255,330
       6,800   Spectra Energy Corp.                                     176,528
      16,700   Verizon Communications                                   687,539
--------------------------------------------------------------------------------
                                                                      3,002,847
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   27,643,448
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.6%
     666,368   BBH Securities Lending Fund **                           666,368
     616,513   Touchstone Institutional
               Money Market Fund^                                       616,513
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    1,282,881
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.1%
(COST $25,966,635)                                               $   28,926,329
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.1%)                        (878,297)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   28,048,032
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $645,246.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 97.4%
   AEROSPACE & DEFENSE -- 0.5%
$    171,000   DRS
               Technologies, Inc.             6.63      2/1/16   $      165,015
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 7.6%
     198,000   American Axle &
               Manufacturing
               Holdings, Inc.                 7.88      3/1/17          194,535
     503,000   Asbury
               Automotive Group               8.00     3/15/14          508,029
      12,000   Asbury
               Automotive
               Group Inc., 144A               7.63     3/15/17           11,820
      75,000   Autonation, Inc.               7.00     4/15/14           74,063
     200,000   Ford Motor
               Credit Co.                     7.88     6/15/10          199,962
     300,000   Ford Motor
               Credit Co.                     7.00     10/1/13          277,949
     200,000   Ford Motor
               Credit Co.                     7.45     7/16/31          159,750
     227,000   General Motors+                8.38     7/15/33          207,138
     257,000   General Motors
               Acceptance Corp.               6.88     9/15/11          252,799
     420,000   General Motors
               Acceptance Corp.               8.00     11/1/31          429,483
     346,000   United Auto
               Group, Inc.                    7.75    12/15/16          344,270
--------------------------------------------------------------------------------
                                                                      2,659,798
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 1.5%
     120,000   Texas Industries, Inc.         7.25     7/15/13          120,300
     405,000   U.S. Concrete                  8.38      4/1/14          403,988
--------------------------------------------------------------------------------
                                                                        524,288
--------------------------------------------------------------------------------
   CHEMICALS -- 2.9%
     108,000   Mosaic Co., 144A               7.38     12/1/14          109,080
      88,000   Mosaic Co., 144A               7.63     12/1/16           89,980
     500,000   Nalco                          7.75    11/15/11          503,750
     156,000   Nell Af Sarl, 144A             8.38     8/15/15          149,370
     150,000   Polyone Corp.+                 8.88      5/1/12          148,875
--------------------------------------------------------------------------------
                                                                      1,001,055
--------------------------------------------------------------------------------
   COAL -- 3.0%
     500,000   Foundation
               PA Coal Co.                    7.25      8/1/14          495,625
     500,000   Massey Energy Co.              6.88    12/15/13          458,125
      82,000   Peabody
               Energy Corp.                   7.38     11/1/16           83,640
--------------------------------------------------------------------------------
                                                                      1,037,390
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.3%
     309,000   SunGard Data
               Systems, Inc.                  9.13     8/15/13          316,339
     152,000   SunGard Data
               Systems, Inc.                  4.88     1/15/14          133,760
--------------------------------------------------------------------------------
                                                                        450,099
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.7%
      26,000   Jarden Corp.                   7.50      5/1/17           25,675
     535,000   Visant Holding Corp.           8.75     12/1/13          556,400
--------------------------------------------------------------------------------
                                                                        582,075
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 5.3%
     287,000   CMS Energy                     6.30      2/1/12          283,808
     244,000   Dynegy Holdings,
               Inc., 144A                     7.75      6/1/19          226,920
     166,000   Edison Mission
               Energy                         7.50     6/15/13          164,340
     118,000   Edison Mission
               Energy, 144A                   7.00     5/15/17          111,215
     490,000   NRG Energy                     7.25      2/1/14          491,225
     493,000   Regency Energy
               Partners, 144A                 8.38    12/15/13          507,789
      51,000   Reliant Energy, Inc.           7.63     6/15/14           51,000
--------------------------------------------------------------------------------
                                                                      1,836,297
--------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS -- 1.9%
      48,000   Baldor Electric Co.            8.63     2/15/17           50,760
     122,000   Belden CDT
               Inc., 144A                     7.00     3/15/17          120,170
     500,000   Communications
               & Power Industry               8.00      2/1/12          505,000
--------------------------------------------------------------------------------
                                                                        675,930
--------------------------------------------------------------------------------
   ENERGY -- 0.6%
     223,000   Aventine
               Renewable
               Energy, 144A                  10.00      4/1/17          218,540
--------------------------------------------------------------------------------
   ENVIRONMENTAL -- 1.4%
     150,000   Allied Waste
               Industries                     9.25      5/1/21          159,750
     350,000   Allied Waste NA                5.75     2/15/11          332,938
--------------------------------------------------------------------------------
                                                                        492,688
--------------------------------------------------------------------------------
   FOOD PROCESSORS -- 1.9%
     225,000   Del Monte Corp.                8.63    12/15/12          232,313
     430,000   Pilgrim's Pride Corp.          7.63      5/1/15          428,925
--------------------------------------------------------------------------------
                                                                        661,238
--------------------------------------------------------------------------------
   FUNERAL SERVICES -- 2.3%
     500,000   Service Corp.
               International                  6.75      4/1/16          473,750
     350,000   Stewart Enterprises            6.25     2/15/13          336,875
--------------------------------------------------------------------------------
                                                                        810,625
--------------------------------------------------------------------------------
   GAMING -- 0.6%
     250,000   Station Casinos                6.50      2/1/14          221,250
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 9.9%
     919,000   Advanced
               Medical Optics
               Inc., 144A                     7.50      5/1/17          868,454
     260,000   HCA, Inc.                      5.75     3/15/14          220,025
     234,000   HCA, Inc.                      6.50     2/15/16          198,023
     238,000   HCA, Inc., 144A                9.25    11/15/16          253,470
     795,000   Iasis Healthcare               8.75     6/15/14          795,000
     316,000   Invacare Corp., 144A           9.75     2/15/15          318,370
     147,000   Omnicare, Inc.                 6.88    12/15/15          139,650
     253,000   Res-Care, Inc.                 7.75    10/15/13          259,325
     380,000   U.S. Oncology                  9.00     8/15/12          391,400
--------------------------------------------------------------------------------
                                                                      3,443,717
--------------------------------------------------------------------------------
   HEALTHCARE -- 0.5%
     181,000   Universal Hospital
               Services FRN, 144A             8.76    11/30/07          181,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

14


--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 97.4% - continued
   HEAVY MACHINERY -- 2.8%
$    487,000   Case Corp.                     7.25     1/15/16   $      494,305
     488,000   Dresser-Rand
               Group, Inc.                    7.38     11/1/14          489,830
--------------------------------------------------------------------------------
                                                                        984,135
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.3%
      89,000   Sealy Mattress Co.             8.25     6/15/14           91,225
--------------------------------------------------------------------------------
   HOUSING -- 4.8%
     315,000   Beazer Homes USA               6.88     7/15/15          270,900
     169,000   Champion
               Enterprises                    7.63     5/15/09          168,155
     460,000   K Hovnanian
               Enterprises                    6.25     1/15/15          391,000
     250,000   KB Homes                       9.50     2/15/11          257,188
     400,000   M/I Homes, Inc.                6.88      4/1/12          362,000
     250,000   Meritage
               Homes Corp.                    6.25     3/15/15          222,500
--------------------------------------------------------------------------------
                                                                      1,671,743
--------------------------------------------------------------------------------
   INDUSTRIAL -- 2.3%
     380,000   Chaparral Steel Co.           10.00     7/15/13          414,675
      12,000   General Cable
               Corp., 144A                    7.13      4/1/17           11,880
     382,000   Mueller Water
               Products, 144A                 7.38      6/1/17          378,795
--------------------------------------------------------------------------------
                                                                        805,350
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
     200,000   Trinity Industries, Inc.       6.50     3/15/14          195,500
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 4.8%
     447,000   CSC Holdings, Inc.             8.13     7/15/09          455,940
     122,000   Lamar Media Corp.              7.25      1/1/13          121,695
     139,000   Lamar Media Corp.              6.63     8/15/15          131,703
     152,000   Quebecor Media                 7.75     3/15/16          154,280
      48,000   Radio One, Inc.                8.88      7/1/11           49,260
     500,000   Videotron Ltee                 6.88     1/15/14          490,000
      48,000   Virgin Media
               Finance plc                    8.75     4/15/14           49,440
     240,000   Warner Music
               Group Corp.                    7.38     4/15/14          223,200
--------------------------------------------------------------------------------
                                                                      1,675,518
--------------------------------------------------------------------------------
   METALS -- 5.2%
     167,000   Freepoert McMoRan
               Copper & Gold, Inc.            8.25      4/1/15          176,185
     610,000   Gibraltar
               Industries, Inc.               8.00     12/1/15          597,799
     200,000   Newmont Mining                 8.63     5/15/11          219,650
     317,000   Novelis, Inc.                  7.25     2/15/15          325,321
      80,000   PNA Group, Inc.,
               144A                          10.75      9/1/16           87,200
     200,000   Southern Copper
               Corp.                          6.38     7/27/15          201,869
     147,000   Steel Dynamics,
                Inc., 144A                    6.75      4/1/15          144,060
      77,000   Tube City IMS
               Corp., 144A                    9.75      2/1/15           78,925
--------------------------------------------------------------------------------
                                                                      1,831,009
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 0.1%
      28,500   Dow Jones
               CDX HY                         8.75    12/29/10           30,210
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.5%
     524,000   Ikon Office Solutions          7.75     9/15/15          533,282
--------------------------------------------------------------------------------
   OIL & GAS -- 11.2%
     249,000   Atlas Pipeline
               Partners                       8.13    12/15/15          248,378
     500,000   Basic Energy
               Services                       7.13     4/15/16          477,500
     500,000   Berry
               Petroleum Co.                  8.25     11/1/16          503,749
     250,000   Bluewater
               Finance Ltd.                  10.25     2/15/12          260,625
     500,000   Chesapeake
               Energy Corp.                   6.88     1/15/16          488,750
     149,000   Chesapeake
               Energy Corp.                   6.50     8/15/17          141,178
     114,000   Copano
               Energy LLC                     8.13      3/1/16          115,710
     245,000   Forest Oil
               Corp., 144A                    7.25     6/15/19          237,650
     161,000   Glencore
               Funding LLC, 144A              6.00     4/15/14          158,009
     100,000   Holly Energy
               Partners LP                    6.25      3/1/15           93,500
     492,000   Sabine Pass
               Lng LP, 144A                   7.25    11/30/13          488,310
     232,000   Teppco Partners LP             7.00      6/1/67          223,161
     500,000   United Refining Co.           10.50     8/15/12          517,499
--------------------------------------------------------------------------------
                                                                      3,954,019
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.5%
     180,000   Owens-Brockway
               Glass Containers               6.75     12/1/14          175,500
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 1.4%
     477,000   Mylan
               Laboratories, Inc.             6.38     8/15/15          491,310
--------------------------------------------------------------------------------
   PUBLISHING -- 3.5%
     430,000   Dex Media, Inc.*               0.00    11/15/13          404,738
     143,000   Dex Media, Inc.*               0.00    11/15/13          134,599
     122,000   Dex Media, Inc.                8.00    11/15/13          123,830
     537,000   Idearc, Inc.                   8.00    11/15/16          542,369
--------------------------------------------------------------------------------
                                                                      1,205,536
--------------------------------------------------------------------------------
   REAL ESTATE -- 0.5%
     158,000   Ventas Realty LP               7.13      6/1/15          159,185
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.0%
     225,000   NXP BV/ NXP
               Funding LLC                    7.88    10/15/14          221,625
     483,000   Sensata
               Technologies, 144A             8.00      5/1/14          479,378
--------------------------------------------------------------------------------
                                                                        701,003
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

CORPORATE BONDS -- 97.4% - continued
   SERVICES -- 3.0%
$    476,000   Aramark Corp.,
               144A                           8.50      2/1/15   $      484,330
     287,000   Ashtead
               Capital, Inc., 144A            9.00     8/15/16          300,633
     250,000   United Rentals
               NA, Inc.                       6.50     2/15/12          245,625
--------------------------------------------------------------------------------
                                                                      1,030,588
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 6.9%
     500,000   Broadwing                      7.25     6/15/23          472,500
     422,000   Citizens
               Communications                 6.25     1/15/13          404,593
     475,000   GCI, Inc.                      7.25     2/15/14          448,875
     536,000   Panamsat Corp.                 9.00     8/15/14          558,779
     500,000   Qwest Corp.                    7.88      9/1/11          521,250
--------------------------------------------------------------------------------
                                                                      2,405,997
--------------------------------------------------------------------------------
   TRANSPORTATION -- 2.5%
     530,000   CHC Helicopter
               Corp.                          7.38      5/1/14          504,825
     350,000   Overseas Shipping
               Group                          8.75     12/1/13          380,625
--------------------------------------------------------------------------------
                                                                        885,450
--------------------------------------------------------------------------------
   UTILITIES -- 0.6%
     200,000   Enterprise Products            8.38      8/1/66          213,451
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $   34,001,016
--------------------------------------------------------------------------------

    Shares                                                            Value

INVESTMENT FUNDS -- 1.8%
     370,052   BBH Securities
               Lending Fund **                                   $      370,052
     240,716   Touchstone Institutional
               Money Market Fund^                                       240,716
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      610,768
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(COST $34,878,451)                                               $   34,611,784
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                           278,147
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   34,889,931
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $352,452.
*     Non-income producing security.
**    Represents collateral for securities loaned.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities were valued at $6,015,348 or
      17.24 % of net assets.
FRN - Floating Rate Note.

The accompanying notes are an integral part of the financial statements.

16


------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                         Value

COMMON STOCKS -- 96.1%
   AUTOS AND TRANSPORTATION -- 1.7%
       7,800   Canadian Pacific Railway, Ltd.+                   $      536,796
       7,200   Kirby Corp.*                                             276,408
--------------------------------------------------------------------------------
                                                                        813,204
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 17.6%
      11,000   Boyd Gaming Corp.                                        541,090
      13,785   Cheesecake Factory (The)*                                338,008
      18,700   Coldwater Creek, Inc.*                                   434,401
       6,100   Dick's Sporting Goods, Inc.*                             354,837
      11,700   Estee Lauder Companies, Inc. (The)                       532,467
      25,000   GameStop Corp.*                                          977,499
      15,915   Gap, Inc. (The)                                          303,977
       6,400   Gaylord Entertainment Co.*+                              343,296
       6,735   International Flavors & Fragrances, Inc.                 351,163
      10,240   Jones Apparel Group                                      289,280
       7,125   Macy's, Inc.                                             283,433
       6,100   Monster Worldwide, Inc.*                                 250,710
      12,300   MSC Industrial Direct Co. - Class A                      676,499
      11,700   O'Reilly Automotive, Inc.*+                              427,635
       8,934   Regis Corp.                                              341,726
       9,600   Tiffany & Co.                                            509,376
      20,200   VeriSign, Inc.*                                          640,946
      15,400   VistaPrint, Ltd.*                                        589,050
--------------------------------------------------------------------------------
                                                                      8,185,393
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 1.9%
       1,760   Molson Coors Brewing Co. - Class B                       162,730
       9,935   Pilgrim's Pride Corp. - Class B                          379,219
       8,400   Whole Foods Market, Inc.+                                321,720
--------------------------------------------------------------------------------
                                                                        863,669
--------------------------------------------------------------------------------
   ENERGY -- 10.1%
       3,175   Cameron International Corp.*                             226,917
      15,800   Chesapeake Energy+                                       546,680
      23,300   CONSOL Energy, Inc.                                    1,074,364
      11,200   Grant Prideco, Inc.*                                     602,896
       8,400   Hess Corp.+                                              495,264
       6,901   Murphy Oil Corp.                                         410,195
      10,800   Range Resources Corp.+                                   404,028
      11,800   Smith International, Inc.                                691,952
       4,780   Weatherford International, Ltd.*                         264,047
--------------------------------------------------------------------------------
                                                                      4,716,343
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.1%
       5,800   Alliance Data Systems Corp.*                             448,224
       7,190   Arthur J. Gallagher & Co.+                               200,457
       3,570   Assurant, Inc.                                           210,344
       5,835   Commerce Bancorp, Inc.+                                  215,837
      41,695   E*Trade Financial Corp.*                                 921,043
       8,175   Federated Investors, Inc. - Class B                      313,348
       8,100   Fidelity National Information Services, Inc.             439,668
      13,800   Hudson City Bancorp, Inc.                                168,636
       5,865   Marshall & Ilsley Corp.                                  279,350
      16,776   New York Community Bancorp, Inc.                         285,528
       8,220   Old Republic International Corp.                         174,757
      20,218   People's United Financial, Inc.                          358,465
       4,968   SVB Financial Group*+                                    263,850
      10,000   T. Rowe Price Group, Inc.                                518,900
       8,285   Willis Group Holdings, Ltd.                              365,037
--------------------------------------------------------------------------------
                                                                      5,163,444
--------------------------------------------------------------------------------
   HEALTH CARE -- 15.9%
       3,010   Beckman Coulter, Inc.                                    194,687
      10,800   Celgene*                                                 619,164
       7,000   DaVita, Inc.*+                                           377,160
      19,300   DENTSPLY International, Inc.                             738,418
       7,605   Edwards Lifesciences Corp.*                              375,231
      59,500   Elan Corp. plc*                                        1,304,835
      11,105   HEALTHSOUTH Corp.*+                                      201,112
       4,825   Hillenbrand Industries, Inc.                             313,625
       8,735   Hospira, Inc.*                                           341,014
       7,000   Invitrogen Corp.*                                        516,250
       8,200   Manor Care                                               535,378
      12,300   ResMed, Inc.*                                            507,498
      13,300   Shire Pharmaceuticals Group plc                          985,929
       7,110   Thermo Electron*                                         367,729
--------------------------------------------------------------------------------
                                                                      7,378,030
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 1.2%
       5,580   Cytec Industries, Inc.                                   355,837
       9,700   Hexcel Corp.*+                                           204,379
--------------------------------------------------------------------------------
                                                                        560,216
--------------------------------------------------------------------------------
   OTHER -- 1.3%
       5,400   Textron, Inc.                                            594,594
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 17.6%
       3,190   Alliant Techsystems*                                     316,289
      19,900   AMETEK, Inc.                                             789,631
       8,725   ASML Holding N.V.*                                       239,501
      26,904   Comverse Technology, Inc.*                               561,083
       7,820   Diebold, Inc.                                            408,204
       5,895   Dover                                                    301,529
      10,800   Empresa Brasileira de Aeronautica S.A.                   520,668
      12,700   IDEX Corp.                                               489,458
       6,100   ITT Industries, Inc.                                     416,508
       7,365   Joy Global, Inc.                                         429,600
       5,010   KLA-Tencor Corp.                                         275,300
       6,100   Mettler-Toledo International, Inc.*                      582,610
       8,116   Pentair, Inc.                                            313,034
       9,500   Polycom, Inc.*                                           319,200
       4,880   SPX Corp.                                                428,513
       9,030   Tektronix                                                304,672
       3,605   Teleflex, Inc.                                           294,817
      21,360   Teradyne*                                                375,509
      10,101   Verigy, Ltd.*                                            288,990
       9,100   Waters Corp.*                                            540,176
--------------------------------------------------------------------------------
                                                                      8,195,292
--------------------------------------------------------------------------------
   TECHNOLOGY -- 16.9%
      19,030   ADC Telecommunications, Inc.*                            348,820
      10,700   Amdocs, Ltd.*                                            426,074
      10,390   Analog Devices, Inc.                                     391,080
      13,200   Autodesk, Inc.*                                          621,456
      10,000   Business Objects S.A.- ADR*                              388,400
       5,300   Cognizant Technology Solutions Corp.*                    397,977
      12,400   Cognos, Inc.*                                            491,908
       4,000   DRS Technologies, Inc.                                   229,080
       7,965   International Rectifier Corp.*                           296,776
      32,885   LSI Logic*                                               246,966
      40,800   Marvell Technology Group Ltd.*                           742,968
      31,530   Maxim Integrated Products, Inc.                        1,053,417
      21,965   Micron Technology, Inc.*                                 275,221

The accompanying notes are an integral part of the financial statements.

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

    Shares                                                            Value

COMMON STOCKS -- 96.1% - continued
   TECHNOLOGY -- 16.9% - continued
      18,500   Red Hat, Inc.*+                                   $      412,180
       9,500   Satyam Computer Services Ltd. - ADR                      235,220
      74,730   Sun Microsystems, Inc.*                                  393,080
      31,200   TIBCO Software, Inc.*                                    282,360
       4,400   Varian*                                                  241,252
      24,225   Vishay Intertechnology*                                  383,240
--------------------------------------------------------------------------------
                                                                      7,857,475
--------------------------------------------------------------------------------
   UTILITIES -- 0.8%
      13,200   Neustar, Inc. - Class A*                                 382,404
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   44,710,064
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 10.1%
   3,131,197   BBH Securities Lending Fund **                         3,131,197
   1,552,993   Touchstone Institutional
               Money Market Fund^                                     1,552,993
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,684,190
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.2%
(COST $42,600,021)                                               $   49,394,254
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.2%)                      (2,880,356)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   46,513,898
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $3,062,135.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

18


----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

COMMERCIAL PAPER -- 8.2%
$  4,435,000   BNP Paribas                    5.35      7/2/07   $    4,434,341
   3,235,000   Charlotte NC COP
               Nascar Hall of Fame            5.40      2/8/08        3,235,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           $    7,669,341
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.5%
     415,000   Suntrust Bank                  6.90      7/1/07          415,000
     102,000   SunTrust Banks, Inc.           5.05      7/1/07          102,000
     123,000   Georgia Power Co.              4.88     7/15/07          122,959
     600,000   National City Bank             4.88     7/20/07          599,821
     100,000   Bank of America
               Corp.                          6.63      8/1/07          100,086
     125,000   McDonald's Corp.               6.50      8/1/07          125,116
     294,000   US Bank NA                     3.70      8/1/07          293,582
     200,000   Caterpillar
               Financial
               Services Corp.                 3.13     8/15/07          199,469
     250,000   Merrill Lynch &
               Co., Inc.                      3.38     9/14/07          248,985
     100,000   National Rural
               Utilities Finance
               Corp.                          3.25     10/1/07           99,452
     477,000   Caterpillar
               Financial Services
               Corp.                          3.63    11/15/07          473,831
   2,950,000   Chubb Corp.                    4.93    11/16/07        2,944,761
     255,000   American Express               3.75    11/20/07          253,293
     125,000   Credit Suisse FB
               USA, Inc.                      4.63     1/15/08          124,408
     175,000   Citigroup, Inc.                 3.5      2/1/08          173,202
     100,000   National Rural
               Utilities Finance
               Corp.                          6.20      2/1/08          100,466
     100,000   PNC Financial
               Services Group, Inc.           4.20     3/10/08           99,243
     220,000   Key Bank NA                    4.41     3/18/08          218,261
     400,000   Bank of America
               Corp.                          6.25      4/1/08          402,114
   1,370,000   National City Corp.            3.20      4/1/08        1,348,272
     350,000   Merrill Lynch &
               Co., Inc.                      3.70     4/21/08          345,540
     100,000   Intl Lease Finance
               Corp.                          4.50      5/1/08           99,304
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            $    8,889,165
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 9.0%
   1,000,000   Camden Co NJ
               Impt Auth
               Rev BANS                       5.74      8/1/07        1,000,000
   2,000,000   Arlington MA
               UTGO BANS                      5.65     8/30/07        2,000,677
   1,500,000   Chelsea MA
               LTGO BANS                      5.50    12/27/07        1,500,984
   2,000,000   South Euclid OH
               LTGO BANS
               Series 2007                    5.50     1/29/08        2,000,000
   1,170,000   New Bedford
               MA LTGO BANS                   5.75     2/15/08        1,172,332
     750,000   New Bedford MA
               LTGO BANS
               Ser C                          5.50     2/15/08   $      750,481
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                    $    8,424,474
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 69.0%
   2,550,000   CFM
               International Inc              5.41      7/2/07        2,550,000
     610,000   Butler Co OH
               Cap Fdg Rev
               (CCAO Low Cost)                5.43      7/4/07          610,000
   4,000,000   Capital
               Markets Access                 5.37      7/4/07        4,000,000
     250,000   Chattanooga TN
               Hlth Ed MFH
               (Windridge)                    5.45      7/4/07          250,000
     385,000   Greenville SC
               Mem Aud
               (Bi-Lo Ctr)                    5.45      7/4/07          385,000
   2,592,000   Haas Door Co
               & Nofziger Doors
               Intl Inc                       5.38      7/4/07        2,592,000
   2,165,000   MA St Dev Fin
               Solid Waste
               (Newark Group)                 5.35      7/4/07        2,165,000
      35,000   St Johns Co FL
               HFA (Ponce
               Harbor Apts)                   5.45      7/4/07           35,000
     245,000   Volusia Co
               FL HFA MFH
               (Sunrise Pointe)               5.45      7/4/07          245,000
     885,000   Agra
               Enterprises LLC                5.44      7/5/07          885,000
     330,000   Albany NY Indl
               Dev Agy Civic
               Fac Rev (CHF
               Holland Proj-B)                5.42      7/5/07          330,000
     240,000   American
               Watchmakers                    5.52      7/5/07          240,000
     600,000   Assk Properties LC             5.50      7/5/07          600,000
     265,000   Aurora IL IDA
               Rev Ser B                      5.48      7/5/07          265,000
     920,000   Aurora Kane &
               Du Page Co IL
               IDR (A&B Hldgs)                5.47      7/5/07          920,000
     720,000   Bee-Holdings Inc               5.43      7/5/07          720,000
     420,000   Berks Co PA IDA
               Student Hsg Rev
               (CHF Kutztown - B)             5.42      7/5/07          420,000
   2,000,000   CA St Enterprise
               Dev Auth IDR
               (Tri-Tool Inc. - B)            5.42      7/5/07        2,000,000
     420,000   Corp Finance
               Managers                       5.40      7/5/07          420,000
     346,000   CWB
               Investments LLC                5.47      7/5/07          346,000
   1,525,000   Findlay
               Medical - Dental               5.44      7/5/07        1,525,000

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

   Principal                                Interest   Maturity
    Amount                                    Rate       Date         Value

VARIABLE RATE DEMAND NOTES* -- 69.0% - continued
$    347,000   Fitch Denney
               Funeral Home Inc               5.47      7/5/07      $   347,000
     235,000   FL HFC MFH
               (Arlington)                    5.45      7/5/07          235,000
     250,000   FL HFC MFH
               (Avalon Reserve)               5.42      7/5/07          250,000
     325,000   Grant Street
               Housing Partners               5.50      7/5/07          325,000
   3,000,000   Heart Center LLC               5.37      7/5/07        3,000,000
     420,000   IL Fin Auth
               (Sunshine
               Thru Golf)                     5.44      7/5/07          420,000
     433,000   Jackson Foods
               Stores Inc                     5.37      7/5/07          433,000
     865,000   Johnson Bible
               College                        5.37      7/5/07          865,000
     730,000   Keltec Inc                     5.48      7/5/07          730,000
     100,000   Kenwood
               Lincoln Mercury                5.38      7/5/07          100,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                       5.42      7/5/07          145,000
   2,000,000   Lavonia O Frick
               Family Trust                   5.37      7/5/07        2,000,000
   1,000,000   MI St Strat Fd
               Rev Ser B
               (Mot LLC)                      5.36      7/5/07        1,000,000
     360,000   Miklin
               Enterprises Inc                5.47      7/5/07          360,000
   1,000,000   Mill St Village LLC            5.52      7/5/07        1,000,000
   1,740,000   Mountain Agency Inc            5.47      7/5/07        1,740,000
   1,060,000   Mountain State
               Univ Inc WV Rev                5.47      7/5/07        1,060,000
     250,000   NY St Hsg
               Fin Agy Rev                    5.32      7/5/07          250,000
     785,000   P&P Investment
               Co Inc                         5.43      7/5/07          785,000
     350,000   Pine Tree
               Country Club                   5.39      7/5/07          350,000
     266,000   Powell Hlthcare                5.45      7/5/07          266,000
   1,260,882   Rev Bd Ctf Ser
               2004-06
               (Hunters Glen)                 5.52      7/5/07        1,260,882
   1,000,000   Rev Bd Ctf Ser
               2004-12
               (Timber Lake)                  5.52      7/5/07        1,000,000
     622,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)                   5.52      7/5/07          622,000
   2,300,000   Rev Bd Ctf Ser
               2006-05
               (Wildwood)                     5.52      7/5/07        2,300,000
   2,000,000   Rev Bd Ctfs
               Ser 2004-2 Class B             5.52      7/5/07        2,000,000
   2,300,000   San Juan
               Regional Med Ctr               5.36      7/5/07        2,300,000
   2,235,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)             5.52      7/5/07        2,235,000
     170,000   Suffolk Co NY IDA
               (Hampton
               Day School)                    5.44      7/5/07          170,000
   1,850,000   Taylor Steel Inc               5.37      7/5/07        1,850,000
     480,000   Vista Funding
               Ser 01-B                       5.40      7/5/07          480,000
     775,000   VP Pack LLC                    5.40      7/5/07          775,000
   1,614,000   Wai Enterprises
               LLC Ser 2004                   5.43      7/5/07        1,614,000
     245,000   Watervliet NY
               Hsg Auth
               (Beltrone SR-B)                5.42      7/5/07          245,000
   4,000,000   Watson Clinic LLP              5.35      7/5/07        4,000,000
   2,610,000   Watsons Grand
               Rapids
               Properties LLC                 5.43      7/5/07        2,610,000
     390,000   Westmoreland Co
               PA IDA (Greensburg
               Thermal) Ser B                 5.38      7/5/07          390,000
     655,000   Wilmington
               Iron & Metal                   5.45      7/5/07          655,000
   1,010,000   Community
               Christian
               School Inc                     5.42      7/6/07        1,010,000
     515,000   Diaz-Upton LLC                 5.42      7/6/07          515,000
     795,000   Green Valley
               Baptist Church
               (Birmingham AL)                5.42      7/6/07          795,000
     305,000   Schenectady NY
               IDA Rev (JMR
               Dev Co Project)                5.42      7/7/07          305,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                $   64,295,882
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.5%
     478,000   Federal Farm
               Credit Bank                    2.63     9/17/07   $      475,120
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 3.2%
   3,000,000   Deutsche
               Bank NY                        5.40      7/1/07   $    3,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $92,753,982)                                               $   92,753,982
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                           602,107
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   93,356,089
--------------------------------------------------------------------------------

*  Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA -  Community Development Authority
COP -  Certificate of Participation
HFA -  Housing Finance Authority
HFC -  Housing Finance Corporation
IDA -  Industrial Development Authority
IDR -  Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFH -  Multi-Family Housing
UTGO - Unlimited Tax General Obligation

The accompanying notes are an integral part of the financial statements.

20


----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 62.8%
   AUTOS AND TRANSPORTATION -- 3.2%
     100,400   Superior Industries International, Inc.+          $    2,184,704
      35,000   Tidewater, Inc.+                                       2,480,800
--------------------------------------------------------------------------------
                                                                      4,665,504
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 4.5%
      60,800   Cross Country Healthcare, Inc.*                        1,014,144
      80,541   Handleman Company+                                       501,770
      66,900   JAKKS Pacific, Inc.*                                   1,882,566
     126,800   LeapFrog Enterprises, Inc.*+                           1,299,700
       4,375   Liberty Media Corp. - Capital, Class A*                  514,850
      31,875   Liberty Media Corp. - Interactive, Class A*              711,769
      32,000   Russ Berrie and Company, Inc.*                           596,160
--------------------------------------------------------------------------------
                                                                      6,520,959
--------------------------------------------------------------------------------
   ENERGY -- 7.1%
     124,644   Bronco Drilling Company, Inc.*+                        2,045,408
      44,035   Cimarex Energy Company                                 1,735,419
      71,573   Pioneer Drilling Company*                              1,067,153
      56,133   Pogo Producing Company                                 2,850,996
      23,800   St. Mary Land & Exploration Company*                     871,556
      44,200   Whiting Petroleum Corp.*                               1,790,984
--------------------------------------------------------------------------------
                                                                     10,361,516
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 22.0%
      15,000   Ambac Financial Group, Inc.                            1,307,850
     131,737   Brookfield Asset
               Management, Inc. - Class A                             5,256,306
      79,700   Brookline Bancorp, Inc.                                  917,347
       9,500   Capital Southwest Corp.                                1,480,005
      13,800   CIT Group, Inc.                                          756,654
      28,250   Legg Mason, Inc.                                       2,779,235
      37,100   MBIA, Inc.                                             2,308,362
      79,258   Mellon Financial Corp.                                 3,487,352
      98,525   Millea Holdings, Inc. - ADR                            4,043,466
     145,460   NewAlliance Bancshares, Inc.                           2,141,171
     103,950   Origen Financial, Inc.                                   686,070
      61,800   Phoenix Companies, Inc. (The)                            927,618
      40,420   ProLogis                                               2,299,898
      33,000   Radian Group, Inc.                                     1,782,000
      48,725   Westwood Holdings Group, Inc.                          1,664,446
--------------------------------------------------------------------------------
                                                                     31,837,780
--------------------------------------------------------------------------------
   HEALTH CARE -- 1.6%
      88,000   Pfizer, Inc.                                           2,250,160
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 11.6%
      84,000   Forest City Enterprises, Inc. - Class A                5,164,320
      74,474   Louisiana-Pacific Corp.                                1,409,048
     125,078   P.H. Glatfelter Company                                1,699,810
      48,800   POSCO - ADR+                                           5,856,000
      41,600   St. Joe Company (The)+                                 1,927,744
      16,568   USG Corp.*+                                              812,495
--------------------------------------------------------------------------------
                                                                     16,869,417
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 4.5%
      51,300   Alamo Group, Inc.                                      1,292,760
      30,000   Applied Materials, Inc.                                  596,100
      76,000   Electro Scientific Industries, Inc.*                   1,580,800
      25,600   Lexmark International, Inc. - Class A*                 1,262,336
      20,710   MDC Holdings, Inc.                                     1,001,536
      24,700   Skyline Corp.                                            741,247
--------------------------------------------------------------------------------
                                                                      6,474,779
--------------------------------------------------------------------------------
   TECHNOLOGY -- 8.3%
     169,000   AVX Corp.                                              2,829,060
      24,600   Bel Fuse, Inc. - Class B                                 837,138
      62,600   Electronics For Imaging, Inc.*                         1,766,572
      75,000   Intel                                                  1,782,000
      31,100   Sybase, Inc.*                                            742,979
     362,808   Sycamore Networks, Inc.*                               1,458,488
      30,700   Synopsys, Inc.*                                          811,401
     168,000   Tellabs, Inc.*                                         1,807,680
                                                                     12,035,318
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   91,015,433
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 17.6%
   AUTOS AND TRANSPORTATION -- 3.5%
     110,000   Toyota Industries Corp.                                5,118,356
--------------------------------------------------------------------------------
   ENERGY -- 5.6%
      44,520   Canadian Natural Resources, Ltd.                       2,953,902
      70,400   EnCana Corp.                                           4,326,081
      20,000   Nabors Industries, Ltd.*                                 667,600
--------------------------------------------------------------------------------
                                                                      7,947,583
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.0%
      20,000   Arch Capital Group Ltd.*                               1,450,800
     172,500   Investor AB - Class A                                  4,401,283
--------------------------------------------------------------------------------
                                                                      5,852,083
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
      23,000   Daiichi Sankyo Company, Ltd.                             610,743
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 1.9%
      22,500   Agrium, Inc.                                             984,375
     100,000   TimberWest Forest Corp.                                1,800,000
--------------------------------------------------------------------------------
                                                                      2,784,375
--------------------------------------------------------------------------------
   OTHER -- 2.2%
     320,000   Hutchison Whampoa, Ltd.                                3,177,737
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                             $   25,490,877
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.6%
  12,399,000   BBH Securities Lending Fund **                        12,399,000
  29,103,267   Touchstone Institutional
               Money Market Fund^                                    29,103,267
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $   41,502,267
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 109.0%
(COST $113,661,990)                                              $  158,008,577
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.0%)                     (12,990,105)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $  145,018,472
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $12,101,953.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      TOUCHSTONE VALUE PLUS FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

COMMON STOCKS -- 99.0%
   AUTOS AND TRANSPORTATION -- 5.6%
         904   FedEx Corp.                                       $      100,317
       7,726   Norfolk Southern Corp.                                   406,156
      24,728   Werner Enterprises, Inc.+                                498,269
--------------------------------------------------------------------------------
                                                                      1,004,742
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 6.5%
       2,881   Comcast Corp. - Class A*                                  80,553
       4,607   Home Depot, Inc.                                         181,285
       4,680   RARE Hospitality International, Inc.*                    125,284
       9,398   Sony Corp. - ADR                                         482,775
      13,750   Time Warner, Inc.                                        289,300
--------------------------------------------------------------------------------
                                                                      1,159,197
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 8.2%
      15,132   Cadbury Schweppes PLC - ADR                              821,667
       5,130   Casey's General Stores, Inc.                             139,844
      14,387   Kraft Foods, Inc. - Class A                              507,142
--------------------------------------------------------------------------------
                                                                      1,468,653
--------------------------------------------------------------------------------
   ENERGY -- 13.8%
       4,949   ConocoPhillips                                           388,497
       8,669   Eni S.p.A. - ADR                                         627,202
       5,590   Exxon Mobil Corp.                                        468,889
      14,162   Repsol YPF, S.A. - ADR                                   548,069
      10,200   Swift Energy Co.*                                        436,152
--------------------------------------------------------------------------------
                                                                      2,468,809
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 25.9%
       5,448   American International Group, Inc.                       381,523
      10,163   Bank of America Corp.                                    496,869
       6,494   CIT Group, Inc.                                          356,066
      12,228   Citigroup, Inc.                                          627,174
      17,414   Countrywide Credit Industries                            632,999
       7,847   Federal Home Loan Mortgage Corp.                         476,313
      17,071   J.P. Morgan Chase & Co.                                  827,091
       6,221   MBIA, Inc.                                               387,071
       5,012   Merrill Lynch & Co., Inc.                                418,903
--------------------------------------------------------------------------------
                                                                      4,604,009
--------------------------------------------------------------------------------
   HEALTH CARE -- 13.6%
      10,261   Amgen, Inc.*                                             567,331
      17,767   Centene Corp.*                                           380,569
       7,147   Johnson & Johnson                                        440,398
      11,257   Novartis AG - ADR                                        631,180
      15,964   Pfizer, Inc.                                             408,199
--------------------------------------------------------------------------------
                                                                      2,427,677
--------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 5.5%
      15,314   Amcor Ltd. - ADR                                         388,213
      23,978   Ferro Corp.                                              597,772
--------------------------------------------------------------------------------
                                                                        985,985
--------------------------------------------------------------------------------
   PRODUCER DURABLES -- 6.3%
         310   Deere & Co.                                               37,429
      10,836   General Electric Co.                                     414,802
      25,315   Plantronics, Inc.                                        663,760
--------------------------------------------------------------------------------
                                                                      1,115,991
--------------------------------------------------------------------------------
   TECHNOLOGY -- 3.8%
       2,858   Hewlett-Packard Co.                                      127,524
       6,428   Intel Corp.                                              152,729
      22,980   Motorola, Inc.                                           406,746
--------------------------------------------------------------------------------
                                                                        686,999
--------------------------------------------------------------------------------
   UTILITIES -- 9.8%
       9,746   AT&T, Inc.                                               404,459
      26,804   Deutsche Telekom AG - ADR                                493,461
       6,528   E. ON AG - ADR                                           363,218
       3,887   Sprint Nextel Corp.                                       80,500
      10,017   Verizon Communications, Inc.                             412,400
                                                                      1,754,038
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   17,676,100
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 5.0%
     507,981   BBH Securities Lending Fund **                           507,981
     381,579   Touchstone Institutional
               Money Market Fund^                                       381,579
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      889,560
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 104.0%
(COST $15,986,549)                                               $   18,565,660
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%)                        (712,944)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   17,852,716
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $493,292.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

22


------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.3%
      42,810   iShares Lehman Aggregate
               Bond Fund                                         $    4,212,504
      45,740   iShares MSCI EAFE Index Fund                           3,688,016
       9,140   iShares S&P 500 Index Fund                             1,372,645
      60,050   iShares S&P 500/BARRA Growth
               Index Fund                                             4,124,835
      75,430   iShares S&P 500/BARRA Value
               Index Fund                                             6,157,351
      13,000   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                      1,168,570
      13,180   iShares S&P MidCap 400/BARRA
                Value Index Fund                                      1,141,520
       1,630   iShares S&P SmallCap 600/BARRA
               Growth Index Fund                                        230,547
       8,640   iShares S&P SmallCap 600/BARRA
               Value Index Fund                                         685,843
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   22,781,831
--------------------------------------------------------------------------------
INVESTMENT FUND -- 0.8%
     193,328   Touchstone Institutional
               Money Market Fund^                                $      193,328
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(COST $20,567,436)                                               $   22,975,159
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                           219,194
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   23,194,353
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                         June 30, 2007 Unaudited

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.8%
      20,310   iShares Lehman 1-3 Year
               Treasury Bond Fund                                $    1,628,050
     109,910   iShares Lehman Aggregate
               Bond Fund                                             10,815,143
      20,620   iShares MSCI EAFE Index Fund                           1,662,591
       2,720   iShares S&P 500 Index Fund                               408,490
      27,060   iShares S&P 500/BARRA
               Growth Index Fund                                      1,858,751
      32,690   iShares S&P 500/BARRA
                Value Index Fund                                      2,668,485
       4,690   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                  421,584
       4,750   iShares S&P MidCap 400/
               BARRA Value Index Fund                                   411,398
       1,480   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                                  209,331
       2,590   iShares S&P SmallCap 600/
               BARRA Value Index Fund                                   205,594
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   20,289,417
--------------------------------------------------------------------------------
INVESTMENT FUND -- 0.9%
     183,060   Touchstone Institutional
               Money Market Fund^                                $      183,060
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(COST $19,762,672)                                               $   20,472,477
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            65,979
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   20,538,456
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

24


----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.7%
      13,780   iShares Lehman Aggregate
               Bond Fund                                         $    1,355,952
     138,470   iShares MSCI EAFE Index Fund                          11,164,835
     154,850   iShares S&P 500/BARRA
               Growth Index Fund                                     10,636,647
     130,360   iShares S&P 500/BARRA
               Value Index Fund                                      10,641,287
      16,900   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                1,519,141
      16,160   iShares S&P MidCap 400/
               BARRA Value Index Fund                                 1,399,618
      10,740   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                                1,519,066
     133,240   iShares S&P SmallCap 600/
               BARRA Value Index Fund                                10,576,591
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   48,813,137
--------------------------------------------------------------------------------
INVESTMENT FUND -- 0.8%
     406,425   Touchstone Institutional
               Money Market Fund^                                $      406,425
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(COST $42,355,032)                                               $   49,219,562
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           238,356
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   49,457,918
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 98.8%
     152,570   iShares Lehman
               Aggregate Bond Fund                               $   15,012,888
      59,320   iShares MSCI EAFE Index Fund                           4,782,972
      10,490   iShares S&P 500 Index Fund                             1,575,388
      80,660   iShares S&P 500/BARRA
               Growth Index Fund                                      5,540,535
     101,350   iShares S&P 500/BARRA
               Value Index Fund                                       8,273,201
      13,480   iShares S&P MidCap 400/
               BARRA Growth Index Fund                                1,211,717
      18,240   iShares S&P MidCap 400/
               BARRA Value Index Fund                                 1,579,766
       2,850   iShares S&P SmallCap 600/
               BARRA Growth Index Fund                                  403,104
       9,910   iShares S&P SmallCap 600/
               BARRA Value Index Fund                                   786,656
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   39,166,227
--------------------------------------------------------------------------------
INVESTMENT FUND -- 1.6%
     648,633   Touchstone Institutional
               Money Market Fund^                                $      648,633
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(COST $37,104,435)                                               $   39,814,860
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                        (176,741)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   39,638,119
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

26


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                         June 30, 2007 Unaudited

                                                                                        TOUCHSTONE                      TOUCHSTONE
                                                                          TOUCHSTONE       BARON        TOUCHSTONE     EAGLE CAPITAL
                                                                           BALANCED      SMALL CAP      CORE BOND      APPRECIATION
                                                                             FUND          FUND            FUND            FUND
ASSETS:
Investments, at cost                                                    $ 27,919,852   $ 23,182,350    $ 38,069,306    $ 35,703,394
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                  $     46,582   $  1,480,212    $  2,619,190    $  1,499,713
Non-affiliated securities, at market value                                30,561,120     32,540,325      34,904,452      38,770,059
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $707,861 and $4,645,580 of            $ 30,607,702   $ 34,020,537    $ 37,523,642    $ 40,269,772
            securities loaned for the Balanced Fund and the
            Baron Small Cap Fund, respectively
Receivable for:
    Dividends                                                                 28,637          6,062              --          38,349
    Interest                                                                  87,023          3,522         334,209           5,600
    Fund shares sold                                                              --             --         379,630           2,283
    Investments sold                                                         889,791             18       1,250,708              --
    Securities lending income                                                     46          1,323              --              53
    Tax reclaim receivable                                                       221             --              --              --
Other assets                                                                     308            286             603             561
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                  31,613,728     34,031,748      39,488,792      40,316,618
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Bank overdraft                                                                --             18              --              --
    Return of collateral for securities on loan                              721,571      4,787,617              --              --
    Fund shares redeemed                                                       3,905         19,110             644           1,147
    Investments purchased                                                    883,230        149,924       2,479,298              --
Payable to Investment Advisor                                                 15,955         25,187          16,280          25,149
Payable to other affiliates                                                    2,262          6,944           2,430           6,525
Payable to Trustees                                                            1,994          2,356           2,310           1,600
Other accrued expenses                                                         8,260          8,526          12,818          12,375
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                              1,637,177      4,999,682       2,513,780          46,796
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 29,976,551   $ 29,032,066    $ 36,975,012    $ 40,269,822
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                  1,770,711      1,204,661       3,588,554       2,517,715
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share          $      16.93   $      24.10    $      10.30    $      15.99
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $ 23,427,817   $ 13,157,224    $ 36,212,580    $ 39,608,554
    Accumulated net investment income (loss)                                 835,984       (123,713)      2,574,671         456,849
    Accumulated net realized gains (losses) on investments
    and foreign currency transactions                                      3,024,888      5,160,368      (1,266,575)     (4,361,959)
    Net unrealized appreciation (depreciation) on investments
    and foreign currency transactions                                      2,687,862     10,838,187        (545,664)      4,566,378
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 29,976,551   $ 29,032,066    $ 36,975,012    $ 40,269,822
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                           TOUCHSTONE    TOUCHSTONE                      TOUCHSTONE
                                                                            ENHANCED      GROWTH &       TOUCHSTONE       MID CAP
                                                                          DIVIDEND 30      INCOME        HIGH YIELD       GROWTH
                                                                              FUND          FUND            FUND           FUND
ASSETS:
Investments, at cost                                                     $ 21,923,699   $ 25,966,635   $ 34,878,451    $ 42,600,021
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                   $    473,111   $    616,513   $    240,716    $  1,552,993
Non-affiliated securities, at market value                                 25,477,387     28,309,816     34,371,068      47,841,261
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $645,246, $352,452 and $3,062,135      $ 25,950,498   $ 28,926,329   $ 34,611,784    $ 49,394,254
            of securities loaned for the Growth & Income Fund,
            the High Yield Fund and the Mid Cap Growth Fund,
            respectively
Receivable for:
    Dividends                                                                  40,767         31,708             --          19,645
    Interest                                                                    1,995          1,698        685,288           5,882
    Fund shares sold                                                            1,539             65             --          83,007
    Investments sold                                                               --             --             --         843,312
    Securities lending income                                                      18             29            260             247
Other assets                                                                      265            720            367              --
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                   25,995,082     28,960,549     35,297,699      50,346,347
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                                    --        666,368        370,052       3,131,197
    Fund shares redeemed                                                        8,661          5,536          1,293             449
    Investments purchased                                                          --        211,808             --         645,210
Payable to Investment Advisor                                                  11,167         14,577         15,122          30,197
Payable to other affiliates                                                     1,999          2,462          7,146           8,445
Payable to Trustees                                                             2,401          2,083          2,350           1,990
Other accrued expenses                                                         10,473          9,683         11,805          14,961
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                  34,701        912,517        407,768       3,832,449
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 25,960,381   $ 28,048,032   $ 34,889,931    $ 46,513,898
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                   2,182,517      2,513,028      4,007,256       2,115,594
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share           $      11.89   $      11.16   $       8.71    $      21.99
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                      $ 19,592,305   $ 21,241,589   $ 32,987,238    $ 29,575,366
    Accumulated net investment income (loss)                                  806,923        730,627      3,675,035         (71,423)
    Accumulated net realized gains (losses) on investments                  1,534,354      3,116,122     (1,505,675)     10,215,722
    Net unrealized appreciation (depreciation) on investments               4,026,799      2,959,694       (266,667)      6,794,233
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                              $ 25,960,381   $ 28,048,032   $ 34,889,931    $ 46,513,898
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

28


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                                   TOUCHSTONE         TOUCHSTONE
                                                                                     MONEY           THIRD AVENUE       TOUCHSTONE
                                                                                     MARKET              VALUE          VALUE PLUS
                                                                                      FUND               FUND              FUND
ASSETS:
Investments, at cost                                                              $ 92,753,982       $113,661,990      $ 15,986,549
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                            $         --       $ 29,103,267      $    381,579
Non-affiliated securities, at market value                                          92,753,982        128,905,310        18,184,081
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $12,101,953 and $493,292                        $ 92,753,982       $158,008,577      $ 18,565,660
            of securities loaned for the Third Avenue Value Fund
            and the Value Plus Fund, respectively
Cash                                                                                    15,121                 --                --
Receivable for:
    Dividends                                                                               --            108,747            17,503
    Interest                                                                           629,037            137,347             2,138
    Fund shares sold                                                                        --              3,610                --
    Investments sold                                                                        --                 --           290,386
    Securities lending income                                                               --             11,169               738
Other assets                                                                               530              1,124               172
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                            93,398,670        158,270,574        18,876,597
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                                             --         12,399,000           507,981
    Fund shares redeemed                                                                    --            174,276            17,324
    Investments purchased                                                                   --            544,087           471,469
Payable to Investment Advisor                                                           12,161             95,314            11,144
Payable to other affiliates                                                              2,819             26,362             3,246
Payable to Trustees                                                                      2,281              2,833             2,364
Other accrued expenses                                                                  25,320             10,230            10,353
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                           42,581         13,252,102         1,023,881
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 93,356,089       $145,018,472      $ 17,852,716
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
    Net assets attributable to Class A shares                                     $         --       $145,018,472      $ 17,852,716
    Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)                               --          4,625,520         1,331,109
    Net asset value, offering price and redemption price per share                $         --       $      31.35      $      13.41
PRICING OF CLASS I SHARES
    Net assets attributable to Class I shares                                     $ 43,423,994       $         --      $         --
    Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)                       43,408,940                 --                --
    Net asset value, offering price and redemption price per share                $       1.00       $         --      $         --
PRICING OF CLASS SC SHARES
    Net assets attributable to Class SC shares                                    $ 49,932,095       $         --      $         --
    Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)                       49,937,592                 --                --
    Net asset value, offering price and redemption price per share                $       1.00       $         --      $         --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                               $ 93,763,814       $ 89,063,179      $ 17,316,899
    Accumulated net investment income                                                       --          1,713,828           321,295
    Accumulated net realized gains (losses) on investments
        and foreign currency transactions                                             (407,725)         9,894,878        (2,364,589)
    Net unrealized appreciation on investments
        and foreign currency transactions                                                   --         44,346,587         2,579,111
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                       $ 93,356,089       $145,018,472      $ 17,852,716
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------


                                                                            TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                                                            AGGRESSIVE    CONSERVATIVE     ENHANCED       MODERATE
                                                                               ETF            ETF            ETF            ETF
                                                                               FUND           FUND           FUND           FUND
ASSETS:
Investments, at cost                                                       $20,567,436    $19,762,672    $42,355,032    $37,104,435
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                     $   193,328    $   183,060    $   406,425    $   648,633
Non-affiliated securities, at market value                                  22,781,831     20,289,417     48,813,137     39,166,227
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                      $22,975,159    $20,472,477    $49,219,562    $39,814,860
Cash                                                                             9,361         25,783         26,532         16,437
Receivable for:
    Dividends                                                                   59,942         24,481        162,111         78,056
    Interest                                                                       990          1,292          1,536          2,857
    Fund shares sold                                                           124,303         32,059         17,680         19,277
    Investments sold                                                            68,907         40,375         86,978             --
Other assets                                                                        --            218            432             --
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                    23,238,662     20,596,685     49,514,831     39,931,487
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Fund shares redeemed                                                           346            464          1,836            713
    Investments purchased                                                       26,558         42,667         26,532        268,202
Payable to Investment Advisor                                                    4,955          3,655         15,772         10,215
Payable to other affiliates                                                      1,987          1,942          2,313          2,036
Payable to Trustees                                                              2,367          1,617          2,342          1,600
Other accrued expenses                                                           8,096          7,884          8,118         10,602
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                   44,309         58,229         56,913        293,368
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $23,194,353    $20,538,456    $49,457,918    $39,638,119
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
    Net assets attributable to Class I shares                              $17,877,571    $15,896,625    $46,458,858    $29,530,464
    Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)                1,330,195      1,336,111      3,152,032      2,307,528
    Net asset value, offering price and redemption price per share         $     13.44    $     11.90    $     14.74    $     12.80
PRICING OF CLASS SC SHARES
    Net assets attributable to Class SC shares                             $ 5,316,782    $ 4,641,831    $ 2,999,060    $10,107,655
    Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value)                  396,588        391,069        203,906        792,686
    Net asset value, offering price and redemption price per share         $     13.41    $     11.87    $     14.71    $     12.75
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                        $19,361,977    $18,839,119    $39,490,330    $35,179,297
    Accumulated net investment income                                          487,011        602,133        737,591        937,437
    Accumulated net realized gains on investments                              937,642        387,399      2,365,467        810,960
    Net unrealized appreciation on investments                               2,407,723        709,805      6,864,530      2,710,425
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                $23,194,353    $20,538,456    $49,457,918    $39,638,119
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

30


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                               For the Six Months Ended June 30,2007 (Unaudited)

                                                                                         TOUCHSTONE                     TOUCHSTONE
                                                                         TOUCHSTONE         BARON        TOUCHSTONE    EAGLE CAPITAL
                                                                          BALANCED        SMALL CAP       CORE BOND    APPRECIATION
                                                                            FUND            FUND            FUND           FUND
INVESTMENT INCOME:
    Dividends from affiliated securities                                $    12,533     $    14,149     $    41,204     $    40,065
    Dividends from non-affiliated securities (a)                            177,368          67,862          10,859         288,260
    Interest                                                                240,725             170         941,705              91
    Income from securities loaned                                               367           8,180              --           2,531
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                             430,993          90,361         993,768         330,947
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                120,153         152,447         102,208         123,571
    Administration fees                                                      30,039          29,038          37,167          32,953
    Compliance fees and expenses                                                493             449             496             675
    Custody fees                                                              4,157           3,262           2,976           1,739
    Professional fees                                                         8,035           7,886           8,035           8,035
    Transfer Agent fees                                                      15,000          15,000          15,000          15,000
    Trustee fees                                                              2,685           2,686           2,646           2,728
    Other expenses                                                            7,247           3,306           8,955           3,755
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                      187,809         214,074         177,483         188,456
        Fees waived by the Investment Advisor                               (22,520)             --            (933)             --
        Fees waived by the Administrator                                    (30,039)             --         (37,167)        (14,276)
        Fees reduced by Custodian                                               (55)             --              --            (866)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                        135,195         214,074         139,383         173,314
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                295,798        (123,713)        854,385         157,633
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
        Investments                                                         957,510       1,988,981        (224,032)      1,289,750
        Foreign currency                                                     (7,122)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            950,388       1,988,981        (224,032)      1,289,750
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
        Investments                                                           2,921        (336,004)       (392,453)        276,379
        Foreign currency                                                     12,584              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             15,505        (336,004)       (392,453)        276,379
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                     965,893       1,652,977        (616,485)      1,566,129
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 1,261,691     $ 1,529,264     $   237,900     $ 1,723,762
===================================================================================================================================

(a) Net of foreign tax withholding of:                                  $     1,125             $--             $--             $--


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                            TOUCHSTONE     TOUCHSTONE                    TOUCHSTONE
                                                                             ENHANCED       GROWTH &      TOUCHSTONE       MID CAP
                                                                            DIVIDEND 30      INCOME       HIGH YIELD       GROWTH
                                                                               FUND           FUND           FUND           FUND
INVESTMENT INCOME:
    Dividends from affiliated securities                                   $    12,578    $    18,869    $    19,155    $    30,715
    Dividends from non-affiliated securities (a)                               340,794        342,396             --        118,072
    Interest                                                                         1             42      1,386,565             78
    Income from securities loaned                                                   89          1,286          1,486          1,660
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                                353,462        362,593      1,407,206        150,525
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                    85,051        112,629         92,731        154,622
    Administration fees                                                         26,170         28,157         37,093         38,656
    Compliance fees and expenses                                                   312            567          2,730            728
    Custody fees                                                                 1,741          2,380          2,953          5,983
    Professional fees                                                            7,835          8,035          8,035          8,035
    Transfer Agent fees                                                         15,000         15,000         15,000         15,000
    Trustee fees                                                                 2,728          2,728          2,686          2,686
    Other expenses                                                               2,651          3,237          7,884          5,587
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                         141,488        172,733        169,112        231,297
        Fees waived by the Investment Advisor                                  (17,153)       (24,884)            --             --
        Fees waived by the Administrator                                       (26,170)       (28,157)       (20,733)        (9,349)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                            98,165        119,692        148,379        221,948
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   255,297        242,901      1,258,827        (71,423)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investments                                         1,701,221      1,115,942        189,470      2,793,853
    Net change in unrealized appreciation/depreciation on investments          136,157        550,565       (714,832)     2,089,781
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      1,837,378      1,666,507       (525,362)     4,883,634
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 2,092,675    $ 1,909,408    $   733,465    $ 4,812,211
===================================================================================================================================

(a) Net of foreign tax withholding of:                                     $        --    $        --    $        --    $       363

The accompanying notes are an integral part of the financial statements.

32


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                                       TOUCHSTONE      TOUCHSTONE
                                                                                         MONEY        THIRD AVENUE      TOUCHSTONE
                                                                                         MARKET           VALUE         VALUE PLUS
                                                                                          FUND            FUND             FUND
INVESTMENT INCOME:
    Dividends from affiliated securities                                              $        --      $   625,952      $     6,520
    Dividends from non-affiliated securities (a)                                               --          790,208          218,808
    Interest                                                                            2,197,393              995               14
    Income from securities loaned                                                              --           92,574            2,621
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                                         2,197,393        1,509,729          227,963
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                               72,959          525,819           69,423
    Administration fees                                                                    81,149          133,608           18,413
    Compliance fees and expenses                                                            1,240            1,674              230
    Custody fees                                                                            8,119           11,901            1,334
    Distribution expenses - Class SC                                                       53,288               --               --
    Professional fees                                                                       8,679            9,175            7,787
    Transfer Agent fees                                                                    15,000           15,000           15,000
    Trustees fees                                                                           2,648            2,623            2,685
    Other expenses                                                                          5,706            9,116            2,863
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                                    248,788          708,916          117,735
        Fees waived and/or expenses reimbursed by the Investment Advisor                       --               --               --
        Fees waived by the Administrator                                                  (79,671)          (6,770)         (10,482)
        Fees reduced by Custodian                                                              --               --             (838)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                                      169,117          702,146          106,415
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   2,028,276          807,583          121,548
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
        Investments                                                                            67        4,945,424        1,384,234
        Foreign currency                                                                       --           (2,985)              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               67        4,942,439        1,384,234
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on investments                          --        3,196,471         (763,214)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                                               67        8,138,910          621,020
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 2,028,343      $ 8,946,493      $   742,568
===================================================================================================================================

(a) Net of foreign tax withholding of:                                                $        --      $    48,166      $        73

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                            TOUCHSTONE     TOUCHSTONE    TOUCHSTONE      TOUCHSTONE
                                                                            AGGRESSIVE    CONSERVATIVE    ENHANCED        MODERATE
                                                                               ETF             ETF          ETF             ETF
                                                                               FUND            FUND         FUND            FUND
INVESTMENT INCOME:
    Dividends from affiliated securities                                   $     9,208    $     7,931    $    12,457    $    16,382
    Dividends from non-affiliated securities                                   201,447        263,697        325,884        406,986
    Interest                                                                        20             13             20             25
-----------------------------------------------------------------------------------------------------------------------------------
        Total investment income                                                210,675        271,641        338,361        423,393
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                    42,411         36,969         98,298         67,686
    Administration fees                                                         21,206         18,484         49,170         33,843
    Compliance fees and expenses                                                   286            495            607            575
    Custody fees                                                                 1,791          1,624          2,962          2,567
    Distribution expenses - Class SC                                             4,397          4,822          2,529          6,367
    Professional fees                                                            7,687          7,687          7,935          7,835
    Transfer Agent fees                                                         15,000         15,000         15,000         15,000
    Trustees fees                                                                2,689          2,728          2,686          2,728
    Other expenses                                                               2,292          2,204          2,271          2,482
-----------------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                          97,759         90,013        181,458        139,083
        Fees waived and/or expenses reimbursed by the Investment Advisor       (19,052)       (20,435)        (6,790)       (14,064)
        Fees waived by the Administrator                                       (21,206)       (18,484)       (49,170)       (33,843)
-----------------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                            57,501         51,094        125,498         91,176
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          153,174        220,547        212,863        332,217
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
        Net realized gain on investments                                       430,546        335,123      1,707,618        535,118
        Net change in unrealized appreciation/
           depreciation on investments                                         696,971         63,204      1,569,391        682,730
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                             1,127,517        398,327      3,277,009      1,217,848
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 1,280,691    $   618,874    $ 3,489,872    $ 1,550,065
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

34


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              TOUCHSTONE                      TOUCHSTONE                       TOUCHSTONE
                                               BALANCED                       BARON SMALL                      CORE BOND
                                                 FUND                          CAP FUND                           FUND
                                     -----------------------------    ---------------------------    ----------------------------
                                       FOR THE                         FOR THE                         FOR THE
                                      SIX MONTHS        FOR THE       SIX MONTHS       FOR THE        SIX MONTHS        FOR THE
                                         ENDED            YEAR           ENDED           YEAR           ENDED            YEAR
                                       JUNE 30,           ENDED         JUNE 30,         ENDED         JUNE 30,          ENDED
                                         2007         DECEMBER 31,        2007       DECEMBER 31,        2007        DECEMBER 31,
                                      (UNAUDITED)         2006        (UNAUDITED)        2006         (UNAUDITED)        2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)     $    295,798    $    545,692    $   (123,713)   $   (145,281)   $    854,385    $  1,677,744
    Net realized gain (loss) on:
        Investments                       957,510       2,088,413       1,988,981       3,186,114        (224,032)       (460,359)
        Foreign currency                   (7,122)        (19,419)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
                                          950,388       2,068,994       1,988,981       3,186,114        (224,032)       (460,359)
---------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized
    appreciation/depreciation on:
        Investments                         2,921         422,047        (336,004)      1,734,827        (392,453)        261,362
        Foreign currency                   12,584          20,154              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
                                           15,505         442,201        (336,004)      1,734,827        (392,453)        261,362
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
    from operations                     1,261,691       3,056,887       1,529,264       4,775,660         237,900       1,478,747
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                      --        (521,447)             --              --              --      (1,596,915)
    Realized capital gains                     --      (2,733,791)             --        (847,283)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions              --      (3,255,238)             --        (847,283)             --      (1,596,915)
---------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold           2,007,121       4,543,325       2,840,239       4,176,930       2,914,295       2,734,437
    Reinvestment of dividends
  and distributions                            --       3,255,237              --         847,283              --       1,596,915
    Cost of shares redeemed            (3,239,983)     (7,857,507)     (4,440,672)     (7,292,628)     (3,534,698)     (5,904,918)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease
    from share transactions            (1,232,862)        (58,945)     (1,600,433)     (2,268,415)       (620,403)     (1,573,566)
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
  net assets                               28,829        (257,296)        (71,169)      1,659,962        (382,503)     (1,691,734)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of period                29,947,722      30,205,018      29,103,235      27,443,273      37,357,515      39,049,249
---------------------------------------------------------------------------------------------------------------------------------
    End of period                    $ 29,976,551    $ 29,947,722    $ 29,032,066    $ 29,103,235    $ 36,975,012    $ 37,357,515
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
  income (loss)                      $    835,984    $    540,186    $   (123,713)   $         --    $  2,574,671    $  1,720,543
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                               TOUCHSTONE                       TOUCHSTONE                     TOUCHSTONE
                                              EAGLE CAPITAL                 ENHANCED DIVIDEND               GROWTH & INCOME
                                            APPRECIATION FUND                    30 FUND                          FUND
                                        ---------------------------    ---------------------------     ---------------------------
                                          FOR THE                        FOR THE                         FOR THE
                                        SIX MONTHS        FOR THE      SIX MONTHS         FOR THE      SIX MONTHS         FOR THE
                                           ENDED           YEAR           ENDED            YEAR           ENDED            YEAR
                                         JUNE 30,          ENDED        JUNE 30,           ENDED        JUNE 30,           ENDED
                                           2007        DECEMBER 31,       2007         DECEMBER 31,       2007         DECEMBER 31,
                                        (UNAUDITED)        2006        (UNAUDITED)         2006        (UNAUDITED)         2006
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income              $    157,633    $    299,216    $    255,297    $    551,626    $    242,901    $    487,726
    Net realized gain on
      investments                         1,289,750       2,195,841       1,701,221       1,288,921       1,115,942       2,009,064
    Net change in unrealized
        appreciation/depreciation
        on investments                      276,379       2,056,959         136,157       3,795,093         550,565       1,047,151
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net
    assets from operations                1,723,762       4,552,016       2,092,675       5,635,640       1,909,408       3,543,941
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                        --        (239,438)             --        (583,832)             --        (500,307)
    Realized capital gains                       --              --              --              --              --      (2,704,900)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --        (239,438)             --        (583,832)             --      (3,205,207)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold            10,664,725         783,046       1,804,078       3,844,451         499,895       1,088,874
    Reinvestment of dividends
        and distributions                        --         239,437              --         583,831              --       3,205,205
    Cost of shares redeemed              (2,333,251)     (4,581,957)     (4,221,753)     (8,554,797)     (2,504,844)     (5,058,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions               8,331,474      (3,559,474)     (2,417,675)     (4,126,515)     (2,004,949)       (764,790)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
  net assets                             10,055,236         753,104        (325,000)        925,293         (95,541)       (426,056)
NET ASSETS:
    Beginning of period                  30,214,586      29,461,482      26,285,381      25,360,088      28,143,573      28,569,629
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                      $ 40,269,822    $ 30,214,586    $ 25,960,381    $ 26,285,381    $ 28,048,032    $ 28,143,573
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
  income                               $    456,849    $    299,216    $    806,923    $    551,626    $    730,627    $    487,726
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

36


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued


                                                 TOUCHSTONE                      TOUCHSTONE                    TOUCHSTONE
                                                 HIGH YIELD                    MID CAP GROWTH                 MONEY MARKET
                                                    FUND                            FUND                          FUND
                                        ---------------------------     ---------------------------    ---------------------------
                                          FOR THE                         FOR THE                        FOR THE
                                        SIX MONTHS        FOR THE       SIX MONTHS        FOR THE      SIX MONTHS         FOR THE
                                           ENDED           YEAR            ENDED           YEAR           ENDED            YEAR
                                         JUNE 30,          ENDED         JUNE 30,          ENDED        JUNE 30,           ENDED
                                           2007        DECEMBER 31,        2007        DECEMBER 31,       2007         DECEMBER 31,
                                        (UNAUDITED)        2006         (UNAUDITED)        2006        (UNAUDITED)         2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)       $  1,258,827    $  2,421,204    $    (71,423)   $   (166,003)   $  2,028,276    $  4,012,075
    Net realized gain on investments        189,470         303,985       2,793,853       7,690,919              67              --
    Net change in unrealized
        appreciation/depreciation
        on investments                     (714,832)        (11,745)      2,089,781      (2,365,165)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
    in net assets from operations           733,465       2,713,444       4,812,211       5,159,751       2,028,343       4,012,075
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
        TO SHAREHOLDERS FROM:
    Net investment income, Class A               --      (2,695,173)             --              --              --              --
    Net investment income, Class I               --              --              --              --        (987,394)     (2,088,889)
    Net investment income, Class SC              --              --              --              --      (1,040,882)     (1,923,186)
    Realized capital gains                       --              --              --      (1,918,613)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --      (2,695,173)             --      (1,918,613)     (2,028,276)     (4,012,075)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
    Proceeds from shares sold             3,582,587      10,846,953      12,885,531      18,906,255              --              --
    Reinvestment of dividends
        and distributions                        --       2,695,174              --       1,918,614              --              --
    Cost of shares redeemed              (6,786,800)    (14,052,579)     (6,399,703)    (22,360,994)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from Class A share transactions      (3,204,213)       (510,452)      6,485,828      (1,536,125)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
    Proceeds from shares sold                    --              --              --              --      22,269,871      41,749,228
    Reinvestment of dividends                    --              --              --              --         982,950       2,089,899
    Cost of shares redeemed                      --              --              --              --     (17,085,403)    (49,196,135)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from Class I share transactions              --              --              --              --       6,167,418      (5,357,008)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                    --              --              --              --      40,013,258      88,714,791
    Reinvestment of dividends                    --              --              --              --       1,037,020       1,925,856
    Cost of shares redeemed                      --              --              --              --     (30,229,117)    (88,872,050)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
    from Class SC share transactions             --              --              --              --      10,821,161       1,768,597
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                 (2,470,748)       (492,181)     11,298,039      (1,705,013)     16,988,646      (3,588,411)
NET ASSETS:
    Beginning of period                  37,360,679      37,852,860      35,215,859      33,510,846      76,367,443      79,955,854
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                      $ 34,889,931    $ 37,360,679    $ 46,513,898    $ 35,215,859    $ 93,356,089    $ 76,367,443
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
  income (loss)                        $  3,675,035    $  2,416,208    $    (71,423)   $         --    $         --    $         --
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                         TOUCHSTONE                           TOUCHSTONE
                                                                        THIRD AVENUE                          VALUE PLUS
                                                                         VALUE FUND                              FUND
                                                              ------------------------------       -------------------------------
                                                                FOR THE                              FOR THE
                                                              SIX MONTHS           FOR THE         SIX MONTHS            FOR THE
                                                                 ENDED              YEAR              ENDED               YEAR
                                                               JUNE 30,             ENDED           JUNE 30,              ENDED
                                                                 2007           DECEMBER 31,          2007            DECEMBER 31,
                                                              (UNAUDITED)           2006           (UNAUDITED)            2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                    $     807,583      $     915,406      $     121,548      $     199,747
    Net realized gain (loss) on:
        Investments                                              4,945,424          8,163,137          1,384,234          2,262,796
        Foreign currency                                            (2,985)               167                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 4,942,439          8,163,304          1,384,234          2,262,796
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/
        depreciation on:
            Investments                                          3,196,471          8,358,376           (763,214)           818,122
            Foreign currency                                            --                876                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 3,196,471          8,359,252           (763,214)           818,122
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
    in net assets from operations                                8,946,493         17,437,962            742,568          3,280,665
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                                               --           (489,109)                --           (150,839)
    Realized capital gains                                              --         (7,319,612)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                       --         (7,808,721)                --           (150,839)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold                                   27,830,531         15,032,586            551,518          3,192,910
    Reinvestment of dividends and distributions                         --          7,808,721                 --            150,839
    Cost of shares redeemed                                    (17,088,735)       (24,282,537)        (2,958,616)        (4,610,094)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                                     10,741,796         (1,441,230)        (2,407,098)        (1,266,345)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         19,688,289          8,188,011         (1,664,530)         1,863,481
NET ASSETS:
    Beginning of period                                        125,330,183        117,142,172         19,517,246         17,653,765
-----------------------------------------------------------------------------------------------------------------------------------
    End of period                                            $ 145,018,472      $ 125,330,183      $  17,852,716      $  19,517,246
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                            $   1,713,828      $     906,245      $     321,295      $     199,747
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.

38


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                      TOUCHSTONE                     TOUCHSTONE                      TOUCHSTONE
                                      AGGRESSIVE                    CONSERVATIVE                      ENHANCED
                                       ETF FUND                       ETF FUND                        ETF FUND
                           ------------------------------   ---------------------------     ---------------------------
                              FOR THE                         FOR THE                         FOR THE
                            SIX MONTHS          FOR THE     SIX MONTHS        FOR THE       SIX MONTHS        FOR THE
                               ENDED             YEAR          ENDED           YEAR            ENDED           YEAR
                             JUNE 30,            ENDED       JUNE 30,          ENDED         JUNE 30,          ENDED
                               2007          DECEMBER 31,      2007        DECEMBER 31,        2007        DECEMBER 31,
                            (UNAUDITED)        2006 (A)     (UNAUDITED)      2006 (A)       (UNAUDITED)      2006 (A)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment
        income             $    153,174    $    333,837    $    220,547    $    381,586    $    212,863    $    524,747
    Net realized gain
        on investments          430,546         587,990         335,123          62,596       1,707,618         673,973
    Net change in
        unrealized
        appreciation/
        depreciation
        on investments          696,971       1,262,519          63,204         574,452       1,569,391       4,472,048
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets
    from operations           1,280,691       2,184,346         618,874       1,018,634       3,489,872       5,670,768
-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment
        income, Class I              --        (155,265)             --        (100,125)             --        (114,406)
    Net investment
        income, Class SC             --         (15,604)             --         (20,559)             --          (3,262)
    Realized capital
        gains, Class I               --         (84,542)             --         (15,142)             --        (203,637)
    Realized capital
        gains, Class SC              --          (7,889)             --          (2,990)             --          (5,463)
-----------------------------------------------------------------------------------------------------------------------
Total dividends and
    distributions                    --        (263,300)             --        (138,816)             --        (326,768)
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from
        shares sold           1,213,120       5,544,565       2,503,831       7,104,634       1,279,401      20,091,044
    Reinvestment of
        dividends and
        distributions                --         239,807              --         115,267              --         318,044
    Cost of shares
        redeemed             (1,579,966)     (5,327,342)     (1,315,627)     (1,910,078)     (5,445,768)     (5,274,815)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from Class I share
    transactions               (366,846)        457,030       1,188,204       5,309,823      (4,166,367)     15,134,273
-----------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from
        shares sold           3,646,145       1,731,204       2,077,621       2,914,149       1,635,603       1,383,013
    Reinvestment of
        dividends and
        distributions                --          23,493              --          23,550              --           8,725
    Cost of shares
        redeemed               (264,651)        (78,428)       (520,265)        (51,006)       (172,151)        (62,903)
-----------------------------------------------------------------------------------------------------------------------
Net increase
    from Class SC
    share transactions        3,381,494       1,676,269       1,557,356       2,886,693       1,463,452       1,328,835
-----------------------------------------------------------------------------------------------------------------------
Total increase
    in net assets             4,295,339       4,054,345       3,364,434       9,076,334         786,957      21,807,108
NET ASSETS:
    Beginning
        of period            18,899,014      14,844,669      17,174,022       8,097,688      48,670,961      26,863,853
-----------------------------------------------------------------------------------------------------------------------
    End of period          $ 23,194,353    $ 18,899,014    $ 20,538,456    $ 17,174,022    $ 49,457,918    $ 48,670,961
-----------------------------------------------------------------------------------------------------------------------
Accumulated net
    investment income      $    487,011    $    333,837    $    602,133    $    381,587    $    737,591    $    524,728
=======================================================================================================================

                                    TOUCHSTONE
                                     MODERATE
                                     ETF FUND
                           ----------------------------
                             FOR THE
                           SIX MONTHS         FOR THE
                              ENDED            YEAR
                            JUNE 30,           ENDED
                              2007         DECEMBER 31,
                           (UNAUDITED)       2006 (A)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment
        income             $    332,217    $    605,220
    Net realized gain
        on investments          535,118         311,749
    Net change in
        unrealized
        appreciation/
        depreciation
        on investments          682,730       1,660,158
-------------------------------------------------------
Net increase in net assets
    from operations           1,550,065       2,577,127
-------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment
        income, Class I              --        (233,091)
    Net investment
        income, Class SC             --         (14,565)
    Realized capital
        gains, Class I               --         (38,083)
    Realized capital
        gains, Class SC              --          (2,112)
-------------------------------------------------------
Total dividends and
    distributions                    --        (287,851)
-------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from
        shares sold           2,583,382      10,027,660
    Reinvestment of
        dividends and
        distributions                --         271,174
    Cost of shares
        redeemed             (2,389,633)     (3,682,958)
-------------------------------------------------------
Net increase (decrease)
    from Class I share
    transactions                193,749       6,615,876
-------------------------------------------------------
CLASS SC
    Proceeds from
        shares sold           8,254,149       1,745,021
    Reinvestment of
        dividends and
        distributions                --          16,677
    Cost of shares
        redeemed               (112,600)        (51,338)
-------------------------------------------------------
Net increase
    from Class SC
    share transactions        8,141,549       1,710,360
-------------------------------------------------------
Total increase
    in net assets             9,885,363      10,615,512
NET ASSETS:
    Beginning
        of period            29,752,756      19,137,244
-------------------------------------------------------
    End of period          $ 39,638,119    $ 29,752,756
-------------------------------------------------------
Accumulated net
    investment income      $    937,437    $    605,220
=======================================================

(a) Except for Class SC shares, which represents the period from commencement of operations (July 31, 2006) through December 31, 2006

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:

TOUCHSTONE BALANCED FUND

                                             FOR THE
                                            SIX MONTHS
                                              ENDED                          FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2007      ---------------------------------------------------------------------
                                           (UNAUDITED)          2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF PERIOD        $   16.24        $   16.39      $   16.32      $   15.01      $   12.42      $   13.96
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                            0.18             0.30           0.27           0.25           0.22           0.30
    Net realized and unrealized
        gain (loss) on investments               0.51             1.48           0.80           1.20           2.46          (1.57)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations         0.69             1.78           1.07           1.45           2.68          (1.27)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                          --            (0.29)         (0.18)         (0.14)         (0.09)         (0.27)
    Realized capital gains                         --            (1.64)         (0.82)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions          --            (1.93)         (1.00)         (0.14)         (0.09)         (0.27)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   16.93        $   16.24      $   16.39      $   16.32      $   15.01      $   12.42
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     4.25%(b)        10.90%          6.61%          9.63%         21.57%         (9.09%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  29,977        $  29,948      $  30,205      $  32,094      $  27,015      $  23,616
Ratios to average net assets:
    Net expenses                                 0.90%(c)         0.90%          0.90%          0.90%          0.90%          0.90%
    Net investment income                        1.97%(c)         1.84%          1.57%          1.73%          1.86%          2.22%
Portfolio turnover                                161%(c)           62%            87%            66%            75%            86%
----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE BARON SMALL CAP FUND

                                    FOR THE                                                      FOR THE
                                  SIX MONTHS                                                    SIX MONTHS
                                     ENDED                FOR THE YEAR ENDED DECEMBER 31,          ENDED
                                 JUNE 30, 2007      -----------------------------------------   DECEMBER 31,
                                  (UNAUDITED)           2006           2005          2004         2003 (A)
NET ASSET VALUE,
    BEGINNING OF PERIOD           $    22.86        $    19.89     $    18.47     $    14.45     $    12.40
---------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment loss                (0.10)            (0.11)         (0.21)         (0.18)         (0.09)
    Net realized and unrealized
        gain (loss) on
        investments                     1.34              3.75           1.63           4.20           2.14
---------------------------------------------------------------------------------------------------------------
        Total from investment
          operations                    1.24              3.64           1.42           4.02           2.05
---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains                --             (0.67)            --             --             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $    24.10        $    22.86     $    19.89     $    18.47     $    14.45
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                            5.42%(b)         18.26%          7.69%         27.82%         16.53%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of
  period (000s)                   $   29,032        $   29,103     $   27,443     $   23,336     $   16,133
Ratios to average net assets:
    Net expenses                        1.47%(c)          1.51%          1.54%          1.65%          1.65%(c)
    Expenses before voluntary
        expense reimbursement             NA                NA             NA             NA             NA
    Net investment loss                (0.85%)(c)        (0.51%)        (1.15%)        (1.24%)        (1.44%)(c
    Loss before voluntary
        expense reimbursement             NA                NA             NA             NA             NA
Portfolio turnover                        13%(c)            19%            14%            23%            32%(c)
---------------------------------------------------------------------------------------------------------------

                                        FOR THE YEAR
                                       ENDED JUNE 30,
                                 -------------------------
                                    2003           2002
NET ASSET VALUE,
    BEGINNING OF PERIOD          $    12.53     $    12.90
----------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment loss               (0.16)         (0.13)
    Net realized and unrealized
        gain (loss) on
        investments                    0.03          (0.24)
----------------------------------------------------------
        Total from investment
          operations                  (0.13)         (0.37)
----------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains               --             --
----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $    12.40     $    12.53
----------------------------------------------------------
TOTAL RETURN                          (1.04%)        (2.87%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of
  period (000s)                  $   11,926     $   11,978
Ratios to average net assets:
    Net expenses                       1.62%          1.55%
    Expenses before voluntary
        expense reimbursement          2.44%          2.32%
    Net investment loss               (1.49%)        (1.33%)
    Loss before voluntary
        expense reimbursement         (2.32%)        (2.10%)
Portfolio turnover                       29%            91%
----------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

40


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE CORE BOND FUND

                                              FOR THE
                                                SIX
                                               MONTHS
                                               ENDED
                                             JUNE 30,                         FOR THE YEAR ENDED DECEMBER 31,
                                               2007          -----------------------------------------------------------------
                                            (UNAUDITED)         2006          2005          2004         2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.24        $   10.28     $   10.11     $   10.19     $   10.23     $   10.38
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                        0.25             0.50          0.40          0.38          0.40          0.40
    Net realized and unrealized gain
        (loss) on investments                   (0.19)           (0.08)        (0.23)        (0.04)        (0.04)         0.42
------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations         0.06             0.42          0.17          0.34          0.36          0.82
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                          --            (0.46)           --         (0.39)        (0.39)        (0.97)
    In excess of net investment income             --               --            --         (0.03)        (0.01)           --
------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions          --            (0.46)           --         (0.42)        (0.40)        (0.97)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   10.30        $   10.24     $   10.28     $   10.11     $   10.19     $   10.23
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     0.59%(b)         4.05%         1.68%         3.31%         3.49%         7.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  36,975        $  37,358     $  39,049     $  40,044     $  42,580     $  41,924
Ratios to average net assets:
    Net expenses                                 0.75%(c)         0.75%         0.75%         0.75%         0.75%         0.75%
    Net investment income                        4.60%(c)         4.41%         3.76%         3.50%         3.62%         4.57%
Portfolio turnover                                328%(c)          231%          149%          144%          287%          152%
------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                                  FOR THE                                                       FOR THE
                                                SIX MONTHS                                                    SIX MONTHS
                                                   ENDED              FOR THE YEAR ENDED DECEMBER 31,            ENDED
                                               JUNE 30, 2007     ----------------------------------------     DECEMBER 31,
                                                (UNAUDITED)          2006          2005           2004         2003 (A)
NET ASSET VALUE,
    BEGINNING OF PERIOD                        $    15.12        $    13.05     $    13.05     $    11.46     $     9.83
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment income (loss)                     0.03              0.16           0.11           0.11           0.03
    Net realized and unrealized gain
        (loss) on investments                        0.84              2.03          (0.10)          1.60           1.61
----------------------------------------------------------------------------------------------------------------------------
        Total from investment operations             0.87              2.19           0.01           1.71           1.64
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                              --             (0.12)         (0.01)         (0.12)         (0.01)
    Realized capital gains                             --                --             --             --             --
----------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions              --             (0.12)         (0.01)         (0.12)         (0.01)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    15.99        $    15.12     $    13.05     $    13.05     $    11.46
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         5.80%(b)         16.81%          0.05%         14.89%         16.70%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $   40,270        $   30,215     $   29,461     $   34,656     $   33,897
Ratios to average net assets:
    Net expenses                                     1.05%(c)          1.05%          1.05%          1.05%          1.05%(c)
    Expenses before voluntary
        expense reimbursement                          NA                NA             NA             NA             NA
    Net investment income (loss)                     0.96%(c)          1.03%          0.75%          0.94%          0.52%(c)
    Loss before voluntary
        expense reimbursement                          NA                NA             NA             NA             NA
Portfolio turnover                                     44%(c)            48%            51%            40%           241%(c)
----------------------------------------------------------------------------------------------------------------------------

                                                     FOR THE YEAR
                                                    ENDED JUNE 30,
                                               -------------------------
                                                  2003           2002
NET ASSET VALUE,
    BEGINNING OF PERIOD                        $     9.85     $    15.93
------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment income (loss)                    (0.01)         (0.04)
    Net realized and unrealized gain
        (loss) on investments                       (0.01)         (4.73)
------------------------------------------------------------------------
        Total from investment operations            (0.02)         (4.77)
------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                              --             --
    Realized capital gains                             --          (1.31)
------------------------------------------------------------------------
        Total dividends and distributions --           --          (1.31)
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     9.83     $     9.85
------------------------------------------------------------------------
TOTAL RETURN                                        (0.16%)       (30.55%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $   28,623     $   20,309
Ratios to average net assets:
    Net expenses                                     1.16%          1.15%
    Expenses before voluntary
        expense reimbursement                        1.51%          1.17%
    Net investment income (loss)                    (0.19%)        (0.33%)
    Loss before voluntary
        expense reimbursement                       (0.54%)        (0.35%)
Portfolio turnover                                     70%            31%
------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

                                            FOR THE
                                           SIX MONTHS
                                              ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2007     ----------------------------------------------------------------------
                                           (UNAUDITED)         2006           2005           2004           2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD       $    10.99       $     8.88     $     9.16     $     8.90     $     6.81     $     8.93
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                        0.14             0.28           0.20           0.19           0.09           0.10
    Net realized and unrealized gain
        (loss) on investments                    0.76             2.08          (0.48)          0.26           2.09          (2.12)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations         0.90             2.36          (0.28)          0.45           2.18          (2.02)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                          --            (0.25)            --          (0.19)         (0.09)         (0.10)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $    11.89       $    10.99     $     8.88     $     9.16     $     8.90     $     6.81
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     8.19%(b)        26.57%         (3.06%)         5.08%         32.00%        (22.67%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   25,960       $   26,285     $   25,360     $   29,699     $   30,258     $    7,561
Ratios to average net assets:
    Net expenses                                 0.75%(c)         0.75%          0.75%          0.75%          0.75%          0.75%
    Net investment income                        1.95%(c)         2.31%          2.23%          2.15%          1.57%          1.10%
Portfolio turnover                                 54%(c)           53%            48%            60%           140%            27%
----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                            FOR THE
                                           SIX MONTHS
                                              ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2007     ----------------------------------------------------------------------
                                           (UNAUDITED)         2006           2005           2004           2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD       $      10.44     $    10.35     $    10.72     $     9.91     $     7.78     $     9.93
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                  (0.08)          0.19           0.18           0.19           0.16           0.19
    Net realized and unrealized gain
    (loss) on investments                          0.80           1.22           0.02           0.81           2.38          (1.67)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations           0.72           1.41           0.20           1.00           2.54          (1.48)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                         --             (0.19)            --          (0.19)         (0.16)         (0.33)
    Realized capital gains                        --             (1.13)         (0.57)            --          (0.25)         (0.34)
----------------------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions         --             (1.32)         (0.57)         (0.19)         (0.41)         (0.67)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $      11.16     $    10.44     $    10.35     $    10.72     $     9.91     $     7.78
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       6.90%(b)      13.67%          1.86%         10.10%         32.84%        (14.90%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $     28,048     $   28,144     $   28,570     $   32,791     $   32,768     $   25,263
Ratios to average net assets:
    Net expenses                                   0.85%(c)       0.85%          0.85%          0.85%          0.85%          0.85%
    Net investment income                          1.73%(c)       1.76%          1.66%          1.78%          1.85%          1.78%
Portfolio turnover                                  146%(c)         98%            48%            43%            58%            69%
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

42


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE HIGH YIELD FUND

                                             FOR THE
                                            SIX MONTHS
                                               ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007     ----------------------------------------------------------------------
                                            (UNAUDITED)         2006           2005           2004           2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD        $     8.54       $     8.53     $     8.26     $     8.12     $     7.13     $     7.47
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                         0.36             0.61           0.61           0.64           0.72           0.58
    Net realized and unrealized gain
        (loss) on investments                    (0.19)            0.06          (0.34)          0.14           0.99          (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations          0.17             0.67           0.27           0.78           1.71           0.21
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                           --            (0.66)            --          (0.64)         (0.72)         (0.55)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     8.71       $     8.54     $     8.53     $     8.26     $     8.12     $     7.13
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      1.99%(b)         7.90%          3.27%          9.55%         23.99%          2.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $   34,890       $   37,361     $   37,853     $   42,328     $   45,844     $   32,529
Ratios to average net assets:
    Net expenses                                  0.80%(c)         0.80%          0.80%          0.80%          0.74%(d)       0.80%
    Net investment income                         6.79%(c)         6.84%          6.91%          7.30%          8.16%          9.72%
Portfolio turnover                                  50%(c)           46%            69%            55%           101%            40%
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                            FOR THE
                                           SIX MONTHS
                                              ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2007     ----------------------------------------------------------------------
                                           (UNAUDITED)         2006           2005           2004           2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD       $    19.38       $    17.63     $    20.89     $    19.64     $    13.45     $    18.14
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                         (0.03)           (0.09)         (0.08)         (0.15)         (0.12)         (0.14)
    Net realized and unrealized gain
        (loss) on investments                    2.64             2.95           3.28           2.48           6.47          (3.90)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations         2.61             2.86           3.20           2.33           6.35          (4.04)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains                         --            (1.11)         (6.46)         (1.08)         (0.16)         (0.65)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $    21.99       $    19.38     $    17.63     $    20.89     $    19.64     $    13.45
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    13.47%(b)        16.18%         15.29%         12.06%         47.26%        (22.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $   46,514       $   35,216     $   33,511     $   34,135     $   37,537     $   25,408
Ratios to average net assets:
    Net expenses                                 1.15%(c)         1.15%          1.15%          1.15%          1.15%          1.15%
    Net investment loss                         (0.37%)(c)       (0.49%)        (0.50%)        (0.65%)        (0.74%)        (0.89%)
Portfolio turnover                                 75%(c)          104%            70%           134%            88%            63%
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                             FOR THE
                                            SIX MONTHS
                                               ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007     ----------------------------------------------------------------------
                                            (UNAUDITED)         2006           2005           2004           2003          2002
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                         0.03             0.05           0.03           0.01           0.01           0.02
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                        (0.03)           (0.05)         (0.03)         (0.01)         (0.01)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      5.26%(c)         4.94%          3.16%          1.35%          1.01%          1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $   43,424       $   37,256     $   42,614     $   38,188     $   73,278     $    9,482
Ratios to average net assets:
    Net expenses                                  0.28%(c)         0.28%          0.28%          0.28%          0.30%          0.60%
    Net investment income                         5.13%(c)         4.82%          3.13%          1.28%          0.91%          1.53%
-----------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                       FOR THE                                                      FOR THE
                                                     SIX MONTHS                                                      PERIOD
                                                        ENDED             FOR THE YEAR ENDED DECEMBER 31,             ENDED
                                                    JUNE 30, 2007     ----------------------------------------    DECEMBER 31,
                                                     (UNAUDITED)          2006          2005           2004         2003 (E)
NET ASSET VALUE, BEGINNING OF PERIOD                $     1.00        $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                 0.02              0.05           0.03           0.01           0.00(f)
-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                (0.02)            (0.05)         (0.03)         (0.01)         (0.00)(f)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     1.00        $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.99%(c)          4.66%          2.90%          1.08%           0.28%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                  $   49,932        $   39,111     $   37,342     $   25,727     $   27,883
Ratios to average net assets:
    Net expenses                                          0.54%(c)          0.54%          0.54%          0.54%          0.53%(c)
    Net investment income                                 4.88%(c)          4.61%          2.89%          1.06%          0.63%(c)
-----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

44


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE THIRD AVENUE VALUE FUND

                                              FOR THE                                                       FOR THE
                                            SIX MONTHS                                                     SIX MONTHS
                                               ENDED               FOR THE YEAR ENDED DECEMBER 31,            ENDED
                                           JUNE 30, 2007     ------------------------------------------    DECEMBER 31,
                                            (UNAUDITED)         2006           2005              2004        2003 (A)
NET ASSET VALUE,
    BEGINNING OF PERIOD                     $    29.24       $    26.89     $    23.51       $    18.71     $    14.65
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment income (loss)                  0.16             0.22           0.11             0.05          (0.00)(f)
    Net realized and unrealized gain
        (loss) on investments                     1.95             4.05           3.98             4.80           4.06
----------------------------------------------------------------------------------------------------------------------
        Total from investment operations          2.11             4.27           4.09             4.85           4.06
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                           --            (0.11)         (0.00)(f)        (0.05)            --
    Realized capital gains                          --            (1.81)         (0.71)              --             --
----------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions           --            (1.92)         (0.71)           (0.05)            --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    31.35       $    29.24     $    26.89       $    23.51     $    18.71
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      7.22%(b)        15.87%         17.41%           25.93%         27.72%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $  145,018       $  125,330     $  117,142       $   92,920     $   71,600
Ratios to average net assets:
    Net expenses                                  1.05%(c)         1.05%          1.05%            1.05%          1.05%(c)
    Expenses before voluntary
        expense reimbursement                       NA               NA             NA               NA             NA
    Net investment income (loss)                  1.21%(c)         0.77%          0.48%            0.27%         (0.01%)(c)
    Income before voluntary
        expense reimbursement                       NA               NA             NA               NA             NA
Portfolio turnover                                  19%(c)           10%            17%              30%            23%(c)
----------------------------------------------------------------------------------------------------------------------

                                           FOR THE YEAR ENDED JUNE 30,
                                           ---------------------------
                                                2003          2002
NET ASSET VALUE,
    BEGINNING OF PERIOD                     $    16.08     $    16.79
---------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
    Net investment income (loss)                  0.05           0.02
    Net realized and unrealized gain
        (loss) on investments                    (1.17)         (0.61)
---------------------------------------------------------------------
        Total from investment operations         (1.12)         (0.59)
---------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                        (0.09)         (0.12)
    Realized capital gains                       (0.22)            --
---------------------------------------------------------------------
        Total dividends and distributions        (0.31)         (0.12)
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    14.65     $    16.08
---------------------------------------------------------------------
TOTAL RETURN                                     (6.78%)        (3.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $   50,499     $   48,221
Ratios to average net assets:
    Net expenses                                  1.10%          1.08%
    Expenses before voluntary
        expense reimbursement                     1.15%          1.08%
    Net investment income (loss)                  0.41%          0.23%
    Income before voluntary
        expense reimbursement                     0.36%          0.23%
Portfolio turnover                                  23%            23%
---------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

                                             FOR THE
                                            SIX MONTHS
                                               ENDED                             FOR THE YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007     ---------------------------------------------------------------------
                                            (UNAUDITED)         2006           2005           2004           2003         2002

NET ASSET VALUE, BEGINNING OF PERIOD        $    12.89       $    10.85     $    10.62    $     9.68     $     7.53     $    10.40
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                         0.11             0.14           0.09          0.08           0.08           0.05
    Net realized and unrealized gain
        (loss) on investments                     0.41             2.00           0.14          0.94           2.15          (2.83)
----------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations          0.52             2.14           0.23          1.02           2.23          (2.78)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                           --            (0.10)            --         (0.08)         (0.08)         (0.09)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $    13.41       $    12.89     $    10.85    $    10.62     $     9.68     $     7.53
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                     4.03%(b)        19.72%          2.17%        10.54%         29.72%        (26.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)          $   17,853       $   19,517     $   17,654    $   19,543     $   19,561     $    5,144
Ratios to average net assets:
    Net expenses                                  1.15%(c)         1.15%          1.15%         1.15%          1.15%          1.15%
    Net investment income                         1.31%(c)         1.12%          0.80%         0.76%          0.98%          0.59%
Portfolio turnover                                 111%(c)          123%            48%           27%            97%            68%
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                        FOR THE                                             FOR THE
                                                      SIX MONTHS                                             PERIOD
                                                         ENDED         FOR THE YEAR ENDED DECEMBER 31,       ENDED
                                                     JUNE 30, 2007     -------------------------------    DECEMBER 31,
                                                      (UNAUDITED)           2006            2005            2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.65       $     11.30     $     10.80      $     10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.10              0.24            0.13             0.06
    Net realized and unrealized gain on investments          0.69              1.29            0.37             0.80
--------------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.79              1.53            0.50             0.86
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                      --             (0.12)             --            (0.06)
    Realized capital gains                                     --             (0.06)             --               --
--------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                      --             (0.18)             --            (0.06)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     13.44       $     12.65     $     11.30      $     10.80
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                6.25%(b)         13.52%           4.63%            8.62%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                    $    17,877       $    17,171     $    14,845      $     3,999
Ratios to average net assets:
    Net expenses                                             0.50%(c)          0.50%           0.50%            0.50%(c)
    Net investment income                                    1.46%(c)          1.94%           1.80%            7.08%(c)
Portfolio turnover                                             21%(c)            33%             38%               0%(c)
--------------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                          FOR THE              FOR THE
                                                         SIX MONTHS            PERIOD
                                                           ENDED                ENDED
                                                       JUNE 30, 2007         DECEMBER 31,
                                                        (UNAUDITED)            2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                    $     12.64         $     11.69
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                      0.05                0.09
    Net realized and unrealized gain on investments            0.72                1.04
------------------------------------------------------------------------------------------
        Total from investment operations                       0.77                1.13
------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        --               (0.12)
    Realized capital gains                                       --               (0.06)
------------------------------------------------------------------------------------------
        Total dividends and distributions                        --               (0.18)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $     13.41         $     12.64
------------------------------------------------------------------------------------------
TOTAL RETURN                                                   6.09%(b)            9.65%(b)
------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                      $     5,317         $     1,728
Ratios to average net assets:
    Net expenses                                               0.75%(c)            0.75%(c)
    Net investment income                                      1.35%(c)            3.45%(c)
Portfolio turnover                                               21%(c)              33%(c)
------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

46


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                        FOR THE                                            FOR THE
                                                      SIX MONTHS                                           PERIOD
                                                         ENDED         FOR THE YEAR ENDED DECEMBER 31,      ENDED
                                                     JUNE 30, 2007     -------------------------------   DECEMBER 31,
                                                      (UNAUDITED)           2006            2005           2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                  $     11.50       $     10.72     $     10.38       $     10.00
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.11              0.22            0.16              0.14
    Net realized and unrealized gain on investments          0.29              0.65            0.19              0.38
---------------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.40              0.87            0.35              0.52
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                      --             (0.08)             --             (0.14)
    Realized capital gains                                     --             (0.01)          (0.01)               --
---------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                      --             (0.09)          (0.01)            (0.14)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     11.90       $     11.50     $     10.72       $     10.38
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 3.48%(b)          8.15%           3.32%             5.22%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                    $    15,896       $    14,213     $     8,098       $       620
Ratios to average net assets:
    Net expenses                                             0.50%(c)          0.50%           0.50%             0.50%(c)
    Net investment income                                    2.43%(c)          3.19%           3.01%             2.54%(c)
Portfolio turnover                                             26%(c)            14%             19%               37%(c)
---------------------------------------------------------------------------------------------------------------------


TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                           FOR THE              FOR THE
                                                         SIX MONTHS             PERIOD
                                                            ENDED                ENDED
                                                        JUNE 30, 2007         DECEMBER 31,
                                                         (UNAUDITED)            2006 (H)
NET ASSET VALUE, BEGINNING OF PERIOD                    $      11.49         $      10.88
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                       0.13                 0.11
    Net realized and unrealized gain on investments             0.25                 0.59
-----------------------------------------------------------------------------------------
        Total from investment operations                        0.38                 0.70
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         --                (0.08)
    Realized capital gains                                        --                (0.01)
-----------------------------------------------------------------------------------------
        Total dividends and distributions                         --                (0.09)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      11.87         $      11.49
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                    3.31%(b)             6.46%(b)
-----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                      $      4,642         $      2,961
Ratios to average net assets:
    Net expenses                                                0.75%(c)             0.75%(c)
    Net investment income                                       2.20%(c)             3.87%(c)
    Portfolio turnover                                            26%(c)               14%(c)
-----------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                         FOR THE                                            FOR THE
                                                       SIX MONTHS                                           PERIOD
                                                          ENDED        FOR THE YEAR ENDED DECEMBER 31,       ENDED
                                                      JUNE 30, 2007    -------------------------------    DECEMBER 31,
                                                       (UNAUDITED)           2006           2005            2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                  $     13.73       $     11.98     $     11.30      $     10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.08              0.13            0.05             0.04
    Net realized and unrealized gain on investments          0.93              1.71            0.63             1.30
--------------------------------------------------------------------------------------------------------------------
        Total from investment operations                     1.01              1.84            0.68             1.34
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                      --             (0.03)             --            (0.04)
    Realized capital gains                                     --             (0.06)             --               --
--------------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                      --             (0.09)             --            (0.04)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     14.74       $     13.73     $     11.98      $     11.30
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 7.36%(b)         15.38%           6.02%           13.36%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                    $    46,459       $    47,264     $    26,864      $       904
Ratios to average net assets:
    Net expenses                                             0.50%(c)          0.50%           0.50%            0.50%(c)
    Net investment income                                    0.86%(c)          1.26%           1.09%            1.06%(c)
Portfolio turnover                                             47%(c)            62%             64%               0%(c)
--------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                           FOR THE             FOR THE
                                                         SIX MONTHS             PERIOD
                                                            ENDED               ENDED
                                                        JUNE 30, 2007        DECEMBER 31,
                                                          UNAUDITED)           2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                    $      13.72         $      12.45
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                       0.08                 0.11
    Net realized and unrealized gain on investments             0.91                 1.25
-----------------------------------------------------------------------------------------
        Total from investment operations                        0.99                 1.36
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         --                (0.03)
    Realized capital gains                                        --                (0.06)
-----------------------------------------------------------------------------------------
        Total dividends and distributions                         --                (0.09)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      14.71         $      13.72
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                    7.22%(b)            10.94%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                      $      2,999         $      1,407
Ratios to average net assets:
    Net expenses                                                0.75%(c)             0.75%(c)
    Net investment income                                       0.89%(c)             3.29%(c)
Portfolio turnover                                                47%(c)               62%(c)
-----------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

48


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                        FOR THE                                       FOR THE
                                                      SIX MONTHS                                      PERIOD
                                                         ENDED FOR    THE YEAR ENDED DECEMBER 31,      ENDED
                                                     JUNE 30, 2007    ---------------------------   DECEMBER 31,
                                                      (UNAUDITED)          2006           2005        2004 (G)
NET ASSET VALUE, BEGINNING OF PERIOD                  $     12.21      $     11.11    $     10.69   $     10.00
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                    0.12             0.22           0.14          0.06
    Net realized and unrealized gain on investments          0.47             1.00           0.28          0.69
---------------------------------------------------------------------------------------------------------------
        Total from investment operations                     0.59             1.22           0.42          0.75
---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                      --            (0.10)            --         (0.06)
    Realized capital gains                                     --            (0.02)            --            --
---------------------------------------------------------------------------------------------------------------
        Total dividends and distributions                      --            (0.12)            --         (0.06)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     12.80      $     12.21    $     11.11   $     10.69
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 4.83%(b)        10.97%          3.93%         7.51%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                    $    29,530      $    27,991    $    19,137   $     2,288
Ratios to average net assets:
    Net expenses                                             0.50%(c)         0.50%          0.50%         0.50%(c)
    Net investment income                                    1.95%(c)         2.57%          2.48%         3.91%(c)
Portfolio turnover                                             17%(c)           15%            21%            0%(c)
---------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                           FOR THE              FOR THE
                                                          SIX MONTHS             PERIOD
                                                            ENDED                ENDED
                                                        JUNE 30, 2007         DECEMBER 31,
                                                         (UNAUDITED)            2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                    $      12.18         $      11.39
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                       0.06                 0.10
    Net realized and unrealized gain on investments             0.51                 0.81
-----------------------------------------------------------------------------------------
        Total from investment operations                        0.57                 0.91
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         --                (0.10)
    Realized capital gains                                        --                (0.02)
-----------------------------------------------------------------------------------------
        Total dividends and distributions                         --                (0.12)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $      12.75         $      12.18
-----------------------------------------------------------------------------------------
TOTAL RETURN                                                    4.68%(b)             7.98%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                      $     10,108         $      1,762
Ratios to average net assets:
    Net expenses                                                0.75%(c)             0.75%(c)
    Net investment income                                       2.00%(c)             3.73%(c)
Portfolio turnover                                                17%(c)               15%(c)
-----------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 49.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.
(d) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.
(e)   The Class commenced operations on July 15, 2003.
(f)   Less than $0.01 per share.
(g) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.
(h)   The Class commenced operations on July 31, 2006.

The accompanying notes are an integral part of the financial statements.

50


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2007 (Unaudited)

I.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Mid Cap Growth Fund (formerly Touchstone Emerging Growth Fund), Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds"). The Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations of Class SC shares on July 31, 2006.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2007, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The Funds are registered to offer different classes of shares: Class I shares and Class SC shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2007, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

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Notes to Financial Statements continued

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2007, the following Funds loaned securities and received collateral as follows:

                                           Fair Value of           Value of
Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Balanced Fund                  $    707,861            $    721,571
Touchstone Baron Small Cap Fund           $  4,645,580            $  4,787,617
Touchstone Growth & Income Fund           $    645,246            $    666,368
Touchstone High Yield Fund                $    352,452            $    370,052
Touchstone Mid Cap Growth Fund            $  3,062,135            $  3,131,197
Touchstone Third Avenue Value Fund        $ 12,101,953            $ 12,399,000
Touchstone Value Plus Fund                $    493,292            $    507,981

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2007, there were no open forward foreign currency contracts.

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REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

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Notes to Financial Statements continued

3. Transactions with Affiliates

MANAGEMENT AGREEMENT. Touchstone Advisors, Inc. (the Advisor) provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

---------------------------------------------------------------------------------------------
Touchstone Balanced Fund                       0.80% on the first $100 million
                                               0.75% of the next $100 million
                                               0.70% of the next $100 million
                                               0.65% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund                1.05%
---------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                      0.55% on the first $100 million
                                               0.50% of the next $100 million
                                               0.45% of the next $100 million
                                               0.40% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Eagle Capital Appreciation Fund     0.75% on the first $100 million
                                               0.70% of the next $100 million
                                               0.65% of the next $100 million
                                               0.60% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Enhanced Dividend 30 Fund           0.65% on the first $100 million
                                               0.60% of the next $100 million
                                               0.55% of the next $100 million
                                               0.50% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Growth & Income Fund                0.80% on the first $150 million
                                               0.75% of such assets in excess of $150 million
---------------------------------------------------------------------------------------------
Touchstone High Yield Fund                     0.50% on the first $100 million
                                               0.45% of the next $100 million
                                               0.40% of the next $100 million
                                               0.35% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund                 0.80%
---------------------------------------------------------------------------------------------
Touchstone Money Market Fund                   0.18%
---------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund             0.80% on the first $100 million
                                               0.75% of the next $100 million
                                               0.70% of the next $100 million
                                               0.65% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Value Plus Fund                     0.75% on the first $100 million
                                               0.70% of the next $100 million
                                               0.65% of the next $100 million
                                               0.60% of such assets in excess of $300 million
---------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund                 0.40% on the first $50 million
Touchstone Conservative ETF Fund               0.38% of the next $50 million
Touchstone Enhanced ETF Fund                   0.36% of such assets in excess of $100 million
Touchstone Moderate ETF Fund
---------------------------------------------------------------------------------------------

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                                                --------------------------------

--------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2007, the following sub-advisory agreements were in place:

TOUCHSTONE BALANCED FUND              Oppenheimer Capital LLC

TOUCHSTONE BARON SMALL CAP FUND       BAMCO, Inc.

TOUCHSTONE CORE BOND FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL              Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE ENHANCED                   Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                   Deutsche Investment Management
INCOME FUND                           Americas Inc.

TOUCHSTONE HIGH YIELD FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE MID CAP                    TCW Investment Management
GROWTH FUND                           Company and Westfield Capital
                                      Management Company LLC

TOUCHSTONE MONEY MARKET FUND          Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE               Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND            Fort Washington Investment Advisors, Inc.

TOUCHSTONE AGGRESSIVE ETF FUND        Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND      Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND          Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND          Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. Effective January 1, 2007, the Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

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Notes to Financial Statements continued

Prior to January 1, 2007, administrative and accounting services were provided to the Trust by JPMorgan (formerly Integrated Investment Services, Inc.) pursuant to an Administration Agreement and Accounting Services Agreement under which the Funds paid JPMorgan a monthly fee and reimbursed JPMorgan for certain out-of-pocket expenses. Effective January 1, 2007, the Advisor engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. Effective January 1, 2007, the Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a minimum annual fee from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC, Touchstone Aggressive ETF Fund Class SC, Touchstone Conservative ETF Fund Class SC, Touchstone Enhanced ETF Fund Class SC, and Touchstone Moderate ETF Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

OFFICERS/AFFILIATED COMPANIES. Certain officers of the Trust were also officers of the Advisor, Underwriter and/or JP Morgan during the six months ended June 30, 2007. The Advisor, Underwriter and Integrated Investment Services, Inc. were each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern). On April 1, 2007, Western Southern sold Integrated Investment Services, Inc. to JP Morgan.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

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--------------------------------------------------------------------------------

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended June 30, 2007, is noted below:

                                                   SHARE ACTIVITY
                                       -----------------------------------------
                                        Balance                                        Balance                           Value
                                       12/31/06      Purchases          Sales          06/30/07       Dividends        06/30/07
--------------------------------------------------------------------------------------------------------------------------------
Touchstone Balanced Fund                245,802       7,691,175      (7,890,395)          46,582     $    12,533     $    46,582

Touchstone Baron Small Cap Fund          95,882       4,777,031      (3,392,701)       1,480,212     $    14,149     $ 1,480,212

Touchstone Core Bond Fund               277,125      25,548,786     (23,206,721)       2,619,190     $    41,204     $ 2,619,190

Touchstone Eagle Capital
Appreciation Fund                       524,724      16,765,776     (15,790,787)       1,499,713     $    40,065     $ 1,499,713

Touchstone Enhanced
Dividend 30 Fund                        199,614       3,681,351      (3,407,854)         473,111     $    12,578     $   473,111

Touchstone Growth &
Income Fund                           1,357,658       3,676,211      (4,417,356)         616,513     $    18,869     $   616,513

Touchstone High Yield Fund              983,690       7,416,392      (8,159,366)         240,716     $    19,155     $   240,716

Touchstone Mid Cap
Growth Fund                             219,761      18,402,618     (17,069,386)       1,552,993     $    30,715     $ 1,552,993

Touchstone Third Avenue
Value Fund                           17,364,945      34,817,332     (23,079,010)      29,103,267     $   625,952     $29,103,267

Touchstone Value Plus Fund              334,626       4,915,392      (4,868,439)         381,579     $     6,520     $   381,579

Touchstone Aggressive
ETF Fund                                254,695       3,726,295      (3,787,662)         193,328     $     9,208     $   193,328

Touchstone Conservative
ETF Fund                                311,672       4,297,930      (4,426,542)         183,060     $     7,931     $   183,060

Touchstone Enhanced
ETF Fund                              1,259,121       4,930,199      (5,782,895)         406,425     $    12,457     $   406,425

Touchstone Moderate
ETF Fund                                599,911       7,079,629      (7,030,907)         648,633     $    16,382     $   648,633

4. Capital Share Transactions

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                       Touchstone Balanced                Touchstone Baron
                                                               Fund                        Small Cap Fund

                                                     For the                          For the
                                                    Six Months        For the        Six Months         For the
                                                      Ended             Year            Ended            Year
                                                     June 30,           Ended          June 30,          Ended
                                                       2007          December 31,        2007         December 31,
                                                   (Unaudited)          2006         (Unaudited)         2006
Shares issued                                         120,869          264,940          119,107          192,171
Shares reinvested                                          --          197,894               --           36,647
Shares redeemed                                      (194,035)        (461,849)        (187,764)        (335,460)
                                                    ------------------------------------------------------------
Net increase (decrease) in shares outstanding         (73,166)             985          (68,657)        (106,642)
Shares outstanding, beginning of period             1,843,877        1,842,892        1,273,318        1,379,960
                                                    ------------------------------------------------------------
Shares outstanding, end of period                   1,770,711        1,843,877        1,204,661        1,273,318

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Notes to Financial Statements continued

                                                         Touchstone Core              Touchstone Eagle Capital
                                                            Bond Fund                     Appreciation Fund

                                                     For the                          For the
                                                    Six Months        For the        Six Months         For the
                                                      Ended             Year            Ended            Year
                                                     June 30,           Ended          June 30,          Ended
                                                       2007          December 31,        2007         December 31,
                                                   (Unaudited)          2006         (Unaudited)         2006
Shares issued                                         281,330          264,649          670,067           56,083
Shares reinvested                                          --          155,949               --           15,836
Shares redeemed                                      (341,199)        (569,460)        (150,902)        (331,637)
                                                    ------------------------------------------------------------
Net increase (decrease) in shares outstanding         (59,869)        (148,862)         519,165         (259,718)
Shares outstanding, beginning of period             3,648,423        3,797,285        1,998,550        2,258,268
                                                    ------------------------------------------------------------
Shares outstanding, end of period                   3,588,554        3,648,423        2,517,715        1,998,550

                                                       Touchstone Enhanced                Touchstone Growth
                                                        Dividend 30 Fund                    & Income Fund

                                                     For the                          For the
                                                    Six Months        For the        Six Months         For the
                                                      Ended             Year            Ended            Year
                                                     June 30,           Ended          June 30,          Ended
                                                       2007          December 31,        2007         December 31,
                                                   (Unaudited)          2006         (Unaudited)         2006
Shares issued                                         156,822          367,119           47,051          100,333
Shares reinvested                                          --           53,124               --          304,797
Shares redeemed                                      (365,189)        (885,620)        (228,928)        (470,282)
                                                    ------------------------------------------------------------
Net decrease in shares outstanding                   (208,367)        (465,377)        (181,877)         (65,152)
Shares outstanding, beginning of period             2,390,884        2,856,261        2,694,905        2,760,057
                                                    ------------------------------------------------------------
Shares outstanding, end of period                   2,182,517        2,390,884        2,513,028        2,694,905

                                                         Touchstone High                 Touchstone Mid Cap
                                                           Yield Fund                        Growth Fund

                                                     For the                          For the
                                                    Six Months        For the        Six Months         For the
                                                      Ended             Year            Ended            Year
                                                     June 30,           Ended          June 30,          Ended
                                                       2007          December 31,        2007         December 31,
                                                   (Unaudited)          2006         (Unaudited)         2006
Shares issued                                         410,342        1,241,593          607,484          256,754
Shares reinvested                                          --          315,594               --           98,593
Shares redeemed                                      (776,787)      (1,621,921)        (308,569)        (439,431)
                                                    ------------------------------------------------------------
Net increase (decrease) in shares outstanding        (366,445)         (64,734)         298,915          (84,084)
Shares outstanding, beginning of period             4,373,701        4,438,435        1,816,679        1,900,763
                                                    ------------------------------------------------------------
Shares outstanding, end of period                   4,007,256        4,373,701        2,115,594        1,816,679

                                                        Touchstone Third                  Touchstone Value
                                                        Avenue Value Fund                     Plus Fund

                                                     For the                          For the
                                                    Six Months        For the        Six Months         For the
                                                      Ended             Year            Ended            Year
                                                     June 30,           Ended          June 30,          Ended
                                                       2007          December 31,        2007         December 31,
                                                   (Unaudited)          2006         (Unaudited)         2006
Shares issued                                         891,957          520,560           42,036          274,881
Shares reinvested                                          --          265,948               --           11,702
Shares redeemed                                      (553,330)        (855,501)        (225,267)        (398,573)
                                                    ------------------------------------------------------------
Net increase (decrease) in shares outstanding         338,627          (68,993)        (183,231)        (111,990)
Shares outstanding, beginning of period             4,286,893        4,355,886        1,514,340        1,626,330
                                                    ------------------------------------------------------------
Shares outstanding, end of period                   4,625,520        4,286,893        1,331,109        1,514,340

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                                                --------------------------------

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
                                        Touchstone Aggressive                            Touchstone Conservative
                                               ETF Fund                                           ETF Fund
                                  Class I                   Class SC                  Class I                  Class SC
                         -------------------------  -------------------------  ----------------------  --------------------------
                            For the                   For the                  For the                  For the
                          Six Months    For the     Six Months     For the    Six Months    For the    Six Months      For the
                             Ended       Year         Ended        Period       Ended        Year        Ended          Period
                           June 30,      Ended       June 30,       Ended      June 30,      Ended      June 30,        Ended
                             2007     December 31,     2007      December 31,    2007     December 31,    2007       December 31,
                          (Unaudited)     2006      (Unaudited)    2006 (a)   (Unaudited)     2006     (Unaudited)     2006 (a)
Shares issued                94,455      472,348      279,568      141,128      212,931      643,063      178,339      260,167
Shares reinvested                --       18,926           --        1,856           --       10,013           --        2,048
Shares redeemed            (121,437)    (447,737)     (19,719)      (6,245)    (112,319)    (173,225)     (44,984)      (4,501)
                         --------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding     (26,982)      43,537      259,849      136,739      100,612      479,851      133,355      257,714
Shares outstanding,
  beginning of period     1,357,177    1,313,640      136,739           --    1,235,499      755,648      257,714           --
                         --------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period          1,330,195    1,357,177      396,588      136,739    1,336,111    1,235,499      391,069      257,714

                                        Touchstone Enhanced                              Touchstone Moderate
                                             ETF Fund                                         ETF Fund
                                  Class I                   Class SC                  Class I                  Class SC
                         -------------------------  -------------------------  ----------------------  --------------------------
                            For the                   For the                  For the                  For the
                          Six Months    For the     Six Months     For the    Six Months    For the    Six Months      For the
                             Ended       Year         Ended        Period       Ended        Year        Ended          Period
                           June 30,      Ended       June 30,       Ended      June 30,      Ended      June 30,        Ended
                             2007     December 31,     2007      December 31,    2007     December 31,    2007       December 31,
                          (Unaudited)     2006      (Unaudited)    2006 (a)   (Unaudited)     2006     (Unaudited)     2006 (a)
Shares issued                 89,940    1,581,056      113,701      106,664      206,164      868,954      656,961      147,559
Shares reinvested                 --       23,164           --          636           --       22,189           --        1,368
Shares redeemed             (380,277)    (404,908)     (12,353)      (4,742)    (191,177)    (320,605)      (8,914)      (4,288)
                         --------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in shares outstanding    (290,337)   1,199,312      101,348      102,558       14,987      570,538      648,047      144,639
Shares outstanding,
   beginning of period     3,442,369    2,243,057      102,558           --    2,292,541    1,722,003      144,639           --
                         --------------------------------------------------------------------------------------------------------
Shares outstanding,
   end of period           3,152,032    3,442,369      203,906      102,558    2,307,528    2,292,541      792,686      144,639

(a) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

60


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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

5. Expense Reimbursements

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. For financial reporting purposes for the six months ended June 30, 2007, Custodian fees reduced by the Custodian were $55, $866 and $838 for the Touchstone Balanced Fund, the Touchstone Eagle Capital Appreciation Fund and the Touchstone Value Plus Fund, respectively. This reduction had no effect on net investment income of each of these Funds. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the amount of Advisory fees waived and other expenses reimbursed by the Advisor and Administration fees waived by the Administrator for each Fund for the six months ended June 30, 2007:

                                               Touchstone                    Touchstone      Touchstone       Touchstone
                               Touchstone         Baron      Touchstone     Eagle Capital     Enhanced         Growth &
                                Balanced        Small Cap     Core Bond     Appreciation     Dividend 30        Income
                                  Fund            Fund          Fund            Fund            Fund             Fund
Expense cap                          0.90%          1.65%          0.75%           1.05%           0.75%           0.85%
Advisory fees waived          $     22,520   $         --   $        933    $         --    $     17,153    $     24,884
Administration fees waived    $     30,039   $         --   $     37,167    $     14,276    $     26,170    $     28,157
Fees reduced by Custodian     $         55   $         --   $         --    $        866    $         --    $         --
------------------------------------------------------------------------------------------------------------------------

                                                             Touchstone        Touchstone     Touchstone      Touchstone
                               Touchstone      Mid Cap     Money Market -   Money Market -   Third Avenue     Touchstone
                               High Yield      Growth          Class I          Class SC         Value        Value Plus
                                  Fund          Fund            Fund              Fund           Fund            Fund
Expense cap                          0.80%          1.15%          0.28%           0.54%           1.05%           1.15%
Advisory fees waived          $         --   $         --   $      1,028    $        342    $         --    $         --
Administration fees waived    $     20,733   $      9,349   $     37,809    $     40,492    $      6,770    $     10,482
Fees reduced by Custodian     $         --   $         --   $         --    $         --    $         --    $        838
------------------------------------------------------------------------------------------------------------------------

                                                              Touchstone      Touchstone      Touchstone      Touchstone
                                                              Aggressive      Aggressive     Conservative    Conservative
                                                               ETF Fund -     ETF Fund -      ETF Fund -      ETF Fund -
                                                                Class I        Class SC         Class I        Class SC
Expense cap                                                        0.50%           0.75%           0.50%           0.75%
Advisory fees waived and/or
    expenses reimbursed                                     $     15,964    $      3,088    $     16,178    $      4,257
Administration fees waived                                  $     17,673    $      3,533    $     14,621    $      3,863
------------------------------------------------------------------------------------------------------------------------

                                                             Touchstone      Touchstone      Touchstone      Touchstone
                                                              Enhanced        Enhanced        Moderate        Moderate
                                                             ETF Fund -      ETF Fund -      ETF Fund -      ETF Fund -
                                                               Class I        Class SC         Class I        Class SC
Expense cap                                                        0.50%           0.75%           0.50%           0.75%
Advisory fees waived and/or
    expenses reimbursed                                     $      6,525    $        265    $     11,976    $      2,088
Administration fees waived                                  $     47,138    $      2,032    $     28,713    $      5,130
------------------------------------------------------------------------------------------------------------------------

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                                                --------------------------------

--------------------------------------------------------------------------------

6. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2007 were as follows:

                                               Touchstone                      Touchstone      Touchstone
                               Touchstone         Baron        Touchstone     Eagle Capital     Enhanced
                                Balanced        Small Cap       Core Bond     Appreciation     Dividend 30
                                  Fund            Fund            Fund            Fund            Fund
Cost of Purchases             $ 9,727,207     $ 1,787,306     $ 6,774,009     $15,047,961     $ 6,936,722
Proceeds from Sales           $13,178,450     $ 4,795,354     $ 6,866,315     $ 6,816,803     $ 9,367,169
---------------------------------------------------------------------------------------------------------

                               Touchstone                      Touchstone      Touchstone
                                Growth &       Touchstone        Mid Cap      Third Avenue     Touchstone
                                 Income        High Yield        Growth           Value        Value Plus
                                  Fund            Fund            Fund            Fund            Fund
Cost of Purchases             $19,946,446     $ 8,948,440     $18,781,052     $10,463,995     $10,171,104
Proceeds from Sales           $20,797,518     $10,619,014     $14,021,591     $10,555,039     $12,438,740
---------------------------------------------------------------------------------------------------------

                               Touchstone      Touchstone      Touchstone      Touchstone
                               Aggressive     Conservative      Enhanced        Moderate
                                ETF Fund        ETF Fund        ETF Fund        ETF Fund
Cost of Purchases             $ 5,281,769     $ 5,351,751     $11,350,834     $11,476,662
Proceeds from Sales           $ 2,231,291     $ 2,415,203     $13,773,893     $ 2,805,710
---------------------------------------------------------------------------------------------------------

7. Federal Tax Information

The tax character of distributions paid for the periods ended December 31, 2006 and 2005 was as follows:

                                                                                                                   Touchstone
                                     Touchstone                  Touchstone              Touchstone               Eagle Capital
                                      Balanced                 Baron Small Cap            Core Bond               Appreciation
                                        Fund                        Fund                    Fund                      Fund

                                  2006         2005         2006          2005        2006          2005        2006         2005
From ordinary income           $  530,005   $  423,860   $       --   $       --   $1,596,915   $       --   $  239,438   $   26,545
From long-term capital gains    2,725,233    1,332,554      847,283           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $3,255,238   $1,756,414   $  847,283   $       --   $1,596,915   $       --   $  239,438   $   26,545
------------------------------------------------------------------------------------------------------------------------------------

                                      Touchstone               Touchstone                Touchstone               Touchstone
                                       Enhanced                 Growth &                   High                     Mid Cap
                                      Dividend 30                Income                    Yield                    Growth
                                         Fund                     Fund                     Fund                      Fund

                                   2006        2005         2006         2005         2006         2005         2006         2005
From ordinary income           $  583,832   $       --   $  648,768   $    9,376   $2,695,173   $       --   $       --   $1,573,854
From long-term capital gains           --           --    2,556,439    1,493,957           --           --    1,918,613    7,432,171
------------------------------------------------------------------------------------------------------------------------------------
                               $  583,832   $       --   $3,205,207   $1,503,333   $2,695,173   $       --   $1,918,613   $9,006,025
------------------------------------------------------------------------------------------------------------------------------------

                                      Touchstone               Touchstone               Touchstone
                                         Money                Third Avenue                 Value
                                        Market                    Value                    Plus
                                         Fund                     Fund                     Fund

                                   2006        2005         2006         2005         2006         2005
From ordinary income           $4,012,075   $2,417,457   $1,266,296   $  865,653   $  150,839   $       --
From long-term capital gains           --           --    6,542,425    2,156,836           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $4,012,075   $2,417,457   $7,808,721   $3,022,489   $  150,839   $       --
------------------------------------------------------------------------------------------------------------------------------------

62


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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                                      Touchstone               Touchstone               Touchstone                Touchstone
                                      Aggressive              Conservative               Enhanced                  Moderate
                                          ETF                      ETF                      ETF                       ETF
                                         Fund                     Fund                     Fund                      Fund

                                   2006        2005         2006         2005         2006         2005         2006         2005
From ordinary income           $  263,300   $       --   $  136,921   $    3,526   $  326,768   $       --   $  286,645   $       --
From long-term capital gains           --           --        1,895           --           --           --        1,206           --
------------------------------------------------------------------------------------------------------------------------------------
                               $  263,300   $       --   $  138,816   $    3,526   $  326,768   $       --      287,851   $       --
------------------------------------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2006:

                                                                        Touchstone        Touchstone        Touchstone
                                    Touchstone       Touchstone            Core          Eagle Capital       Enhanced
                                     Balanced      Baron Small Cap         Bond          Appreciation       Dividend 30
                                       Fund             Fund               Fund              Fund              Fund
Cost of portfolio investments      $ 27,708,531      $ 23,710,233      $ 37,325,358      $ 25,230,028      $ 22,779,124
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation         3,067,639        11,655,462           173,457         4,505,951         3,967,660
Gross unrealized depreciation          (388,355)         (495,998)         (365,509)         (238,483)         (476,713)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     2,679,284        11,159,464          (192,052)        4,267,468         3,490,947
Capital loss carryforward                    --                --          (992,262)       (5,629,178)               --
Post-October losses                      (5,705)         (245,035)          (11,440)               --                --
Undistributed ordinary income         1,465,391                --         1,720,286           299,216           784,454
Undistributed long-term gains         1,148,073         3,431,149                --                --                --
-----------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)     $  5,287,043      $ 14,345,578      $    524,532      $ (1,062,494)     $  4,275,401
-----------------------------------------------------------------------------------------------------------------------

                         Touchstone                      Touchstone      Touchstone      Touchstone
                          Growth &       Touchstone        Mid Cap         Money        Third Avenue     Touchstone
                           Income        High Yield        Growth          Market           Value        Value Plus
                            Fund            Fund            Fund            Fund            Fund            Fund
Cost of portfolio
   investments          $ 26,359,625    $ 36,673,232    $ 37,198,997    $ 76,220,014    $ 93,128,324    $ 19,715,807
--------------------------------------------------------------------------------------------------------------------
Gross unrealized
   appreciation            2,733,301         826,087       5,143,693              --      43,024,210       3,358,666
Gross unrealized
   depreciation             (373,012)       (377,922)       (589,652)             --      (1,874,094)        (83,386)
--------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation            2,360,289         448,165       4,554,041              --      41,150,116       3,275,280
Capital loss
   carryforward                   --      (1,695,145)             --        (407,792)     (2,833,596)     (3,681,778)
Undistributed
   ordinary income         1,031,883       2,416,208       1,535,260              --         948,228         199,747
Undistributed
   long-term gains         1,504,863              --       6,037,020              --       7,744,052              --
--------------------------------------------------------------------------------------------------------------------
Accumulated
   earnings (deficit)   $  4,897,035    $  1,169,228    $ 12,126,321    $   (407,792)   $ 47,008,800    $   (206,751)
--------------------------------------------------------------------------------------------------------------------

                                         Touchstone        Touchstone        Touchstone        Touchstone
                                         Aggressive       Conservative        Enhanced          Moderate
                                             ETF               ETF               ETF               ETF
                                            Fund              Fund              Fund              Fund
Cost of portfolio investments           $ 17,200,088      $ 16,639,479      $ 43,995,446      $ 27,894,883
----------------------------------------------------------------------------------------------------------
Gross unrealized appreciation              1,733,326           732,045         5,303,742         2,163,819
Gross unrealized depreciation                (74,884)         (105,310)          (80,880)         (181,362)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation                1,658,442           626,735         5,222,862         1,982,457
Undistributed ordinary income                384,843           402,456           894,956           689,767
Undistributed long-term gains                508,400            51,272           359,898           236,533
----------------------------------------------------------------------------------------------------------
Accumulated earnings                    $  2,551,685      $  1,080,463      $  6,477,716      $  2,908,757
----------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

During the year ended December 31, 2006, the following Funds utilized capital loss carryforwards as follows:

                                                      Amount
Touchstone Eagle Capital Appreciation Fund        $ 2,197,450
Touchstone Enhanced Dividend 30 Fund                  408,210
Touchstone High Yield Fund                            241,019
Touchstone Third Avenue Value Fund                    377,436
 Touchstone Value Plus Fund                         2,233,485

During the year ended December 31, 2006, the Money Market Fund had $35,009 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2006 in the table above expire as follows:

                                                 Amount         Expiration Date

Touchstone Core Bond Fund                      $  229,038      December 31, 2008
                                                       22      December 31, 2011
                                                   59,279      December 31, 2012
                                                   74,295      December 31, 2013
                                                  629,628      December 31, 2014
                                               ----------
                                               $  992,262
                                               ----------

Touchstone Eagle Capital Appreciation Fund*    $5,629,178      December 31, 2010
                                               ----------

Touchstone High Yield Fund                     $   28,903      December 31, 2008
                                                    6,124      December 31, 2009
                                                  283,470      December 31, 2010
                                                1,376,648      December 31, 2011
                                               ----------
                                               $1,695,145
                                               ----------

Touchstone Money Market Fund                   $   58,431      December 31, 2007
                                                  104,616      December 31, 2008
                                                  244,587      December 31, 2009
                                                       28      December 31, 2010
                                                      130      December 31, 2012
                                               ----------
                                               $  407,792
                                               ----------

Touchstone Third Avenue Value Fund*            $2,583,621      December 31, 2010
                                                  216,360      December 31, 2011
                                                   22,282      December 31, 2013
                                                   11,333      December 31, 2014
                                               ----------
                                               $2,833,596
                                               ----------

Touchstone Value Plus Fund*                    $1,105,493      December 31, 2010
                                                2,576,285      December 31, 2011
                                               ----------
                                               $3,681,778
                                               ----------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

64


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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

From November 1, 2006 to December 31, 2006, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2007:

                                               Amount
Touchstone Balanced Fund                      $  5,705
Touchstone Baron Small Cap Fund                245,035
Touchstone Core Bond Fund                       11,440

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                     Undistributed
                                     Net Investment    Realized      Paid-In
                                        Income        Gain/Loss      Capital

Touchstone Balanced Fund             $     (5,506)  $      5,506   $         --
Touchstone Baron Small Cap Fund           145,281             --       (145,281)
Touchstone Core Bond Fund                  42,542        (42,542)            --
Touchstone High Yield                      (4,996)         4,996             --
Touchstone Mid Cap Fund                   166,003       (166,003)            --
Touchstone Money Market Fund                   --         35,009        (35,009)
Touchstone Third Avenue Fund                 (167)           167             --
Touchstone Conservative ETF Fund               (1)            --              1

For the six months ended June 30, 2007, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                                  Net
                                                                              Gross            Gross          Unrealized
                                                            Federal        Unrealized       Unrealized       Appreciation
                                                           Tax Cost       Appreciation     Depreciation     (Depreciation)
Touchstone Balanced Fund                                 $ 27,919,852     $  3,221,093     $   (533,231)     $  2,687,862
Touchstone Baron Small Cap Fund                            23,197,077       11,461,872         (638,412)       10,823,460
Touchstone Core Bond Fund                                  38,108,147           18,614         (603,119)         (584,505)
Touchstone Eagle Capital Appreciation Fund                 35,725,925        4,947,146         (403,299)        4,543,847
Touchstone Enhanced Dividend 30 Fund                       22,323,394        4,074,640         (447,536)        3,627,104
Touchstone Growth & Income Fund                            26,015,475        3,098,183         (187,329)        2,910,854
Touchstone High Yield Fund                                 34,878,451          489,512         (756,179)         (266,667)
Touchstone Mid Cap Growth Fund                             42,750,432        7,371,648         (727,826)        6,643,822
Touchstone Money Market Fund                               92,753,982               --               --                --
Touchstone Third Avenue Fund                              113,661,990       46,100,153       (1,753,566)       44,346,587
Touchstone Value Plus Fund                                 16,053,594        2,708,448         (196,382)        2,512,066
Touchstone Aggressive ETF Fund                             20,620,867        2,475,351         (121,059)        2,354,292
Touchstone Conservative ETF Fund                           19,782,916          899,818         (210,257)          689,561
Touchstone Enhanced ETF Fund                               42,438,399        6,853,996          (72,833)        6,781,163
Touchstone Moderate ETF Fund                               37,150,922        3,032,627         (368,689)        2,663,938

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has determined that the Funds do not have any uncertain tax positions as of June 30, 2007.

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

8. Commitments and Contingencies

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

66


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--------------------------------

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 30, 2007

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                                             Expenses
                                                Net Expense Ratio       Beginning           Ending         Paid During the
                                                   Annualized         Account Value      Account Value    Six Months Ended
                                                  June 30, 2007      January 1, 2007     June 30, 2007     June 30, 2007*
TOUCHSTONE BALANCED FUND
    Actual                                           0.90%           $     1,000.00     $     1,042.50     $         4.56
    Hypothetical                                     0.90%           $     1,000.00     $     1,020.33     $         4.51

TOUCHSTONE BARON SMALL CAP FUND
    Actual                                           1.47%           $     1,000.00     $     1,054.20     $         7.51
    Hypothetical                                     1.47%           $     1,000.00     $     1,017.48     $         7.38

TOUCHSTONE CORE BOND FUND
    Actual                                           0.75%           $     1,000.00     $     1,005.90     $         3.73
    Hypothetical                                     0.75%           $     1,000.00     $     1,021.08     $         3.76

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
    Actual                                           1.05%           $     1,000.00     $     1,058.00     $         5.36
    Hypothetical                                     1.05%           $     1,000.00     $     1,019.59     $         5.26

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
    Actual                                           0.75%           $     1,000.00     $     1,081.90     $         3.87
    Hypothetical                                     0.75%           $     1,000.00     $     1,021.07     $         3.76

TOUCHSTONE GROWTH & INCOME FUND
    Actual                                           0.85%           $     1,000.00     $     1,069.00     $         4.36
    Hypothetical                                     0.85%           $     1,000.00     $     1,020.58     $         4.26

TOUCHSTONE HIGH YIELD FUND
    Actual                                           0.80%           $     1,000.00     $     1,019.90     $         4.01
    Hypothetical                                     0.80%           $     1,000.00     $     1,020.83     $         4.01

TOUCHSTONE MID CAP GROWTH FUND
    Actual                                           1.15%           $     1,000.00     $     1,134.70     $         6.07
    Hypothetical                                     1.15%           $     1,000.00     $     1,019.11     $         5.74

TOUCHSTONE MONEY MARKET FUND
   Class I      Actual                               0.28%           $     1,000.00     $     1,025.60     $         1.41
   Class I      Hypothetical                         0.28%           $     1,000.00     $     1,023.41     $         1.41

   Class SC     Actual                               0.54%           $     1,000.00     $     1,024.30     $         2.71
   Class SC     Hypothetical                         0.54%           $     1,000.00     $     1,022.12     $         2.71

TOUCHSTONE THIRD AVENUE VALUE FUND
                Actual                               1.05%           $     1,000.00     $     1,072.20     $         5.40
                Hypothetical                         1.05%           $     1,000.00     $     1,019.59     $         5.26

TOUCHSTONE VALUE PLUS FUND
                Actual                               1.15%           $     1,000.00     $     1,040.30     $         5.82
                Hypothetical                         1.15%           $     1,000.00     $     1,019.09     $         5.76

TOUCHSTONE AGGRESSIVE ETF FUND
   Class I      Actual                               0.50%           $     1,000.00     $     1,062.50     $         2.56
   Class I      Hypothetical                         0.50%           $     1,000.00     $     1,022.31     $         2.51

   Class SC     Actual                               0.75%           $     1,000.00     $     1,060.90     $         3.83
   Class SC     Hypothetical                         0.75%           $     1,000.00     $     1,021.07     $         3.76

68


--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

TOUCHSTONE CONSERVATIVE ETF FUND
   Class I      Actual                               0.50%           $     1,000.00     $     1,034.80     $         2.52
   Class I      Hypothetical                         0.50%           $     1,000.00     $     1,022.31     $         2.51

   Class SC     Actual                               0.75%           $     1,000.00     $     1,033.10     $         3.78
   Class SC     Hypothetical                         0.75%           $     1,000.00     $     1,021.08     $         3.76

TOUCHSTONE ENHANCED ETF FUND
   Class I      Actual                               0.50%           $     1,000.00     $     1,073.60     $         2.57
   Class I      Hypothetical                         0.50%           $     1,000.00     $     1,022.31     $         2.51

   Class SC     Actual                               0.75%           $     1,000.00     $     1,072.20     $         3.85
   Class SC     Hypothetical                         0.75%           $     1,000.00     $     1,021.07     $         3.76

TOUCHSTONE MODERATE ETF FUND
   Class I      Actual                               0.50%           $     1,000.00     $     1,048.30     $         2.54
   Class I      Hypothetical                         0.50%           $     1,000.00     $     1,022.31     $         2.51

   Class SC     Actual                               0.75%           $     1,000.00     $     1,046.80     $         3.81
   Class SC     Hypothetical                         0.75%           $     1,000.00     $     1,021.08     $         3.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

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

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--------------------------------------------------------------------------------









                               [LOGO] TOUCHSTONE(R)
                                      INVESTMENTS

ITEM 2.  CODE OF ETHICS.

Not required for Semiannual Reports

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N- CSR for the December 31, 2005 fiscal year and is hereby incorporated by reference.

(a)(2) The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) The certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Variable Series Trust
            --------------------------------------------------------------------
By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 28, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 28, 2007


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 28, 2007